EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

	Shares	Fair Value
Common Stocks
Alphabet Inc. - Class A*	7,635	15,747,340
Comcast Corp. - Class A	177,800	9,620,758
Walt Disney Co.*	25,350	4,677,582
6.0% - Total For Communication Services		$30,045,680

Home Depot Inc.	50,800	15,506,700
Nike Inc. - Class B	33,000	4,385,370
TJX Companies Inc.	74,340	4,917,591
VF Corporation	54,300	4,339,656
5.8% - Total For Consumer Discretionary		$29,149,317

Coca Cola Co.	161,320	8,503,177
Costco Wholesale Corp.	28,600	10,080,928
Dollar General Corp.	82,000	16,614,840
Pepsico Inc.	35,200	4,979,040
Procter & Gamble Co.	62,590	8,476,564
Unilever PLC ADR	212,300	11,852,709
12.1% - Total For Consumer Staples		$60,507,258

Chevron Corp.	70,890	7,428,563
1.5% - Total For Energy		$7,428,563

American Express Co.	34,165	4,832,298
Axis Capital Holdings Inc.	201,750	10,000,747
Bank of America Corp.	287,915	11,139,431
First Horizon National Bank	977,181	16,524,131
Marsh & McLennan Companies Inc.	65,300	7,953,540
Nasdaq Inc.	70,000	10,322,200
Willis Towers Watson PLC	39,600	9,063,648
14.0% - Total For Financial Services		$69,835,995

Abbott Laboratories	77,535	9,291,794
CVS Health Corp.	113,025	8,502,871
Danaher Corp.	44,043	9,913,198
Medtronic PLC	69,500	8,210,035
Zimmer Biomet Holdings	87,700	14,039,016
Zoetis Inc.	57,276	9,019,825
11.8% - Total For Health Care		$58,976,739

Amphenol Corp - Class A	156,300	10,311,111
Honeywell International Inc.	49,000	10,636,430
Hubbell Inc.	62,300	11,643,247
Nvent Electric PLC	409,000	11,415,190
Paccar Inc.	97,540	9,063,417
Waste Management Inc.	68,600	8,850,772
12.4% - Total For Industrials		$61,920,167

Carlisle Cos Inc.	62,240	10,243,459
PPG Industries, Inc.	69,495	10,442,319
4.1% - Total For Materials		$20,685,778

Accenture PLC - Class A	37,520	10,364,900
Adobe Inc.	33,700	16,019,969
Analog Devices, Inc.	108,000	16,748,640

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

	Shares	Fair Value
Apple Inc.	73,760	9,009,784
Automatic Data Processing Inc.	51,850	9,772,170
Fidelity National Information Services Inc.	53,800	7,564,818
Mastercard Inc.- Class A	27,050	9,631,153
Microsoft Corp.	58,360	13,759,537
S&P Global Inc	11,240	3,966,259
VISA Inc. - Class A	61,500	13,021,395
22.0% - Total For Technology		$109,858,625

American Tower Corp.	61,857	14,787,534
Camden Property Trust	94,500	10,386,495
5.0% - Total For Real Estate		$25,174,029

Alliant Energy Corp.	236,000	12,781,760
2.6% - Total For Utilities		$12,781,760

Total Common Stocks 97.3%		$486,363,911
(Identified Cost $331,039,002)

Cash Equivalents

First American Government Obligation Fund, Class Z**	13,276,886	13,276,886
Total Cash Equivalents 2.6%		$13,276,886
(Identified Cost $13,276,886)

Total Portfolio Value 99.9%		$499,640,797
(Identified Cost $344,315,888)

Assets in Excess of Other Liabilities 0.1%		$48,520

Total Net Assets 100.0%		$499,689,317

* Non-income producing security.

** Variable Rate Security; as of March 31, 2021, the 7 day annualized yield was 0.03%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

	Shares	Fair Value
Common Stocks
BorgWarner Inc.	40,100	$1,859,036
Burlington Stores Inc.*	3,000	896,400
Kimball International Inc. Class B	92,100	1,289,400
Lithia Motors Inc.	3,400	1,326,306
LKQ Corp.*	38,600	1,633,938
Steven Madden LTD*	30,700	1,143,882
Texas Roadhouse Inc.*	8,400	805,896
Ulta Beauty Inc.*	2,800	865,676
9.3% - Total For Consumer Discretionary		$9,820,534

BJs Wholesale Club Holdings Inc.*	31,600	1,417,576
Church & Dwight Co. Inc.	6,900	602,715
Reynolds Consumer Product	26,800	798,104
2.7% - Total For Consumer Staples		$2,818,395

World Fuel Services Corp.	37,500	1,320,000
1.3% - Total For Energy		$1,320,000

American Financial Group	17,100	1,951,110
Axis Capital Holdings Ltd.	17,700	877,389
Diamond Hill Investment Group Inc.	4,900	764,449
East West Bancorp Inc.	10,300	760,140
Everest Re Group Ltd.	6,700	1,660,327
Farmers National Banc	105,600	1,763,520
First Horizon National Bank	115,724	1,956,893
Reinsurance Group of America Inc.	11,600	1,462,180
SEI Investments Co.	26,700	1,626,831
Signature Bank	7,100	1,605,310
Wintrust Financial Corp.	26,300	1,993,540
15.6% - Total For Financial Services		$16,421,689

Catalent Inc.*	9,000	947,790
Charles River Laboratories International Inc.*	6,500	1,883,895
Chemed Corp.	3,400	1,563,388
Collegium Pharmaceutical*	54,300	1,286,910
Globus Medical Inc.*	21,000	1,295,070
Hill-Rom Holdings Inc.	13,000	1,436,240
Integra Lifesciences Holding*	24,100	1,665,069
Universal Health Services Inc. - Class B	10,200	1,360,578
West Pharmaceutical Services Inc.	2,200	619,916
11.5% - Total For Health Care		$12,058,856

Applied Industrial Technology	16,500	1,504,305
Comfort Systems USA Inc.	20,800	1,555,216
Gorman-Rupp Co.	44,087	1,459,721
Hubbell Inc.	7,800	1,457,742
Idex Corp.	6,900	1,444,308
Installed Building Product *	6,100	676,368
Littlefuse Inc.	5,600	1,480,864
Nordson Corp.	7,800	1,549,704
Nvent Electric PLC	63,500	1,772,285
Regal Beloit Corp.	12,000	1,712,160
Smith (A.O.) Corp.	24,200	1,636,162
Snap-On Inc.	7,400	1,707,476
Watsco Inc.	2,400	625,800

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

	Shares	Fair Value
Watts Water Tech Inc. - Class A	9,100	1,081,171
18.7% - Total For Industrials		$19,663,282

Avery Dennison Corp.	9,700	1,781,405
Avient Corp.	17,300	817,771
Carlisle Companies Inc.	10,100	1,662,258
RPM International Inc.	15,600	1,432,860
Sonoco Products Co.	25,600	1,620,480
Stepan Co.	8,200	1,042,302
8.0% - Total For Materials		$8,357,076

Amdocs Ltd.	9,900	694,485
Black Knight Inc.*	18,800	1,391,012
Blackbaud Inc.	12,500	888,500
Bottomline Technologies*	24,600	1,113,150
CACI International Inc.*	6,400	1,578,624
Constellation Software	600	845,352
Exlservice Holdings, Inc.*	10,900	982,744
Gartner Inc.*	9,000	1,642,950
ICF International Inc.	15,000	1,311,000
IPG Photonics Corp.*	7,200	1,518,768
Maximus Inc.	18,500	1,647,240
On Semiconductor Corp.*	37,400	1,556,214
Paylocity Holding Corp.*	8,800	1,582,504
PTC Inc.*	10,200	1,404,029
Topicus.com Inc.	1,115	71,087
Tyler Technologies Inc.*	1,700	721,701
Wex Inc.*	3,200	669,504
18.7% - Total For Technology		$19,618,864

American Assets Trust Inc.	19,500	632,580
Americold Realty Trust	25,400	977,138
Camden Property Trust	13,600	1,494,776
Coresite Realty Corp.	4,800	575,280
Equity Lifestyles Prty	13,200	840,048
First Industrial Realty	30,900	1,414,911
National Retail Properties Inc.	13,500	594,945
QTS Realty Trust Inc. - Class A	26,100	1,619,244
Stag Industrial Inc.	37,400	1,257,014
9.0% - Total For Real Estate		$9,405,936

Alliant Energy Corp.	19,100	1,034,456
Atmos Energy Corp.	14,500	1,433,325
Unitil Corp.	28,900	1,320,441
3.6% - Total For Utilities		$3,788,222

Total Common Stocks 98.4%		$103,272,854
(Identified Cost $74,277,130)

Cash Equivalents

First American Government Obligation Fund, Class Z**	1,584,586	1,584,586
Total Cash Equivalents 1.5%		$1,584,586
(Identified Cost $1,584,586)

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

	Shares	Fair Value
Total Portfolio Value 99.9%		$104,857,440
(Identified Cost $75,861,716)

Other Assets in Excess of Liabilities 0.1%		$104,253

Total Net Assets 100.0%		$104,961,693

*  Non-income producing security.

** Variable Rate Security; as of March 31, 2021, the 7 day annualized yield was 0.03%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

	Shares	Fair Value
Preferred Stocks
Itau Unibanco Holding SA ADR	11,550	57,288
0.3% - Total For Financial Services		57,288

Total Preferred Stocks 0.3%		57,288
(Identified Cost $63,654)

Common Stocks
Baidu, Inc. ADR*	1,000	$217,550
Deutsche Telekom AG ADR	7,100	143,704
KDDI Corp. ADR	22,600	350,074
Orange ADR	7,500	92,475
PLDT Inc. ADR	3,600	94,176
Publicis Groupe SA ADR	23,100	351,351
RTL Group SA ADR*	15,000	88,500
SK Telecom Co. Ltd. ADR	3,400	92,582
SoftBank Group Corp. ADR	3,600	153,216
Telenor ASA ADR	9,600	169,824
Tencent Holdings Ltd. ADR	5,000	399,000
WPP PLC ADR	1,800	115,020
10.1% - Total For Communications		$2,267,472

Adidas AG ADR*	600	$94,206
Alibaba Group Holdings ADR*	1,600	362,768
Bridgestone ADR	8,200	166,870
Bunzl PLC ADR	5,600	183,624
CIE Financiere Richemont AG ADR	22,000	210,507
Daimler AG	2,200	196,878
Honda Motor Co. Ltd. ADR	5,500	166,100
JD.com Inc. ADR*	3,000	252,990
Magna International Inc.	5,100	449,004
Toyota Motor Corp. ADR	1,100	171,666
10.1% - Total For Consumer Discretionary		$2,254,613

CK Hutchison Holdings LTD ADR	16,500	131,505
Coca-Cola Amatil Ltd. ADR	10,860	111,967
Danone ADR	6,184	85,030
Itochu Corp. ADR	3,700	241,702
L'Oreal ADR	2,800	214,592
Nestle SA ADR	2,800	312,228
Reckitt Benckiser Group PLC ADR	5,900	107,321
Shoprite Holdings Ltd. ADR	32,100	344,109
Unilever PLC ADR	6,600	368,478
Wal-Mart De Mexico SAB de CV ADR	12,300	388,926
10.3% - Total For Consumer Staples		$2,305,858

BP PLC ADR	2,298	55,956
Equinor ASA ADR	4,000	77,840
Gazprom ADR	14,000	83,930
Lukoil Corp. ADR	4,100	331,239
Royal Dutch Shell PLC, Class B ADR	2,600	95,758
Technip Energies NV ADR	2,440	36,527
Technip FMC PLC	12,200	94,184
Total SA ADR	2,352	109,462
Woodside Petroleum ADR	5,200	94,692

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

	Shares	Fair Value
4.4% - Total For Energy		$979,588

Admiral Group PLC ADR	6,400	261,376
Allianz SE ADR	7,900	202,082
Banco Bradesco ADR	17,917	84,210
Banco Santander SA ADR	18,755	64,330
Bank of Montreal	1,240	110,509
Barclays PLC ADR	15,000	153,450
BNP Paribas ADR*	4,000	122,403
China Construction Bank ADR	18,100	305,347
Deutsche Boerse AG ADR	7,000	115,864
Industrial and Commercial Bank Of China Ltd. ADR	23,500	339,105
KB Financial Group Inc. ADR	2,400	118,632
Legal and General Group PLC	5,000	96,625
Manulife Financial Corp.	4,420	95,030
Mitsubishi UFJ Financial Group Inc. ADR	40,000	215,200
Mizuho Financial Group Inc. ADR	25,000	72,750
National Australia Bank	8,700	86,217
Orix Corp. ADR	2,450	207,736
Royal Bank of Canada	1,900	175,199
Sumitomo Mitsui Financial Group Inc. ADR	57,600	417,600
Tokio Marine Holdings Inc. ADR	7,000	333,550
Toronto Dominion Bank	2,700	176,067
United Overseas Bank Ltd. ADR	4,100	158,916
Westpac Banking Corp. Ltd. ADR	7,250	134,560
Zurich Insurance Group Ltd. ADR	3,240	139,093
18.7% - Total For Financial Services		$4,185,851

Alcon Inc.*	5,896	413,781
Astellas Pharma Inc. ADR	17,600	271,744
Bayer AG ADR	5,200	82,576
Dr. Reddy's Laboratories Ltd. ADR	3,340	205,043
Novartis AG ADR	2,480	211,990
Novo Nordisk AS	4,400	296,648
Roche Holdings Ltd. ADR	8,800	356,928
Takeda Pharmaceutical Co.	9,340	170,548
Taro Pharmaceuticals Ltd.*	1,400	103,250
9.5% - Total For Health Care		$2,112,508

ABB Ltd. ADR	2,900	88,363
Atlas Copco AB ADR	5,400	330,048
BAE Systems PLC ADR	3,800	107,540
Canadian National Railway Co.	1,400	162,372
Compass Group PLC ADR	6,500	132,600
Komatsu Ltd. ADR	6,300	196,749
Schneider Electric SE ADR	13,900	422,838
Sensata Technologies Holding NV*	2,200	127,490
Siemens AG ADR	1,800	148,133
7.7% - Total For Industrials		$1,716,133

Air Liquide SA ADR	4,569	149,269
BASF SE ADR	7,400	153,254
BHP Billiton Ltd. ADR	2,550	176,944
Newcrest Mining Ltd. ADR	15,000	284,400
Nitto Denko Corp. ADR	7,100	306,436
Posco ADR	2,800	202,160

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

	Shares	Fair Value
Rio Tinto PLC ADR	1,570	121,911
6.2% - Total For Materials		$1,394,374

Cap Gemini SA ADR	4,000	136,280
CGI Group Inc.*	5,100	424,422
Infosys Ltd. ADR	21,400	400,608
Lenovo Group Ltd. ADR	17,000	485,860
Open Text Corp.	6,400	305,344
Relx PLC ADR	4,200	105,672
SAP SE ADR	2,200	270,138
Sony Group Corp. ADR	3,800	402,838
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,600	425,808
United Microelectronics ADR	44,930	409,312
15.1% - Total For Technology		$3,366,282

Sun Hung Kai Properties Ltd. ADR	22,400	340,704
1.5% - Total For Real Estate		$340,704

Enel SpA ADR	21,100	208,890
Enersis SA ADR	32,300	273,904
Iberdrola SA ADR	3,578	185,011
National Grid PLC ADR	1,629	96,502
SSE PLC ADR	4,000	80,500
3.8% - Total For Utilities		$844,807

Total Common Stocks 97.4%		$21,768,190
(Identified Cost $15,006,220)

Cash Equivalents
First American Government Obligation Fund, Class Z**	440,356	440,356
Total Cash Equivalents 2.0%		$440,356
(Identified Cost $440,356)

Total Portfolio Value 99.7%		$22,265,834
(Identified Cost $15,510,230)

Other Assets in Excess of Liabilities 0.3%		$71,262

Total Net Assets 100.0%		$22,337,096

* Non-income producing security.

** Variable Rate Security; as of March 31, 2021, the 7 day annualized yield was 0.03%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
Ace Ina Holdings Inc.	3.350%	05/15/2024	2,375,000	$2,555,377
American Express Co.	3.000%	10/30/2024	12,700,000	13,631,686
AON PLC	3.500%	06/14/2024	3,320,000	3,566,739
AON PLC	3.750%	05/02/2029	4,846,000	5,328,822
AON PLC	4.000%	11/27/2023	4,330,000	4,661,875
Bank of America Corp.	3.248%	10/21/2027	18,500,000	19,879,255
BB&T Corp.	3.750%	12/06/2023	6,775,000	7,334,182
BB&T Corp.	3.950%	03/22/2022	8,054,000	8,316,727
Fifth Third Bancorp	4.300%	01/16/2024	10,999,000	12,025,171
Huntington Bancshares	2.550%	02/04/2030	4,350,000	4,360,971
Huntington Bancshares	2.625%	08/06/2024	11,530,000	12,168,145
JP Morgan Chase & Co.	3.300%	04/01/2026	5,500,000	5,981,842
JP Morgan Chase & Co.	3.875%	09/10/2024	11,560,000	12,670,863
Keycorp	2.550%	10/01/2029	6,430,000	6,505,370
Keycorp	4.100%	04/30/2028	7,300,000	8,225,358
Marsh & McLennan Co. Inc.	4.375%	03/15/2029	12,737,000	14,594,677
Morgan Stanley	3.700%	10/23/2024	14,154,000	15,493,830
Morgan Stanley	4.000%	07/23/2025	3,500,000	3,882,647
MUFG Americas Holdings Corp.	3.000%	02/10/2025	6,949,000	7,373,408
MUFG Americas Holdings Corp.	3.500%	06/18/2022	7,659,000	7,941,280
PNC Financial Services	3.450%	04/23/2029	2,500,000	2,699,790
PNC Financial Services	3.900%	04/29/2024	9,991,000	10,900,719
Suntrust Banks Inc.	4.000%	05/01/2025	8,000,000	8,838,740
US Bancorp	3.000%	07/30/2029	9,780,000	10,255,346
US Bancorp	3.100%	04/27/2026	7,000,000	7,507,350
Wells Fargo & Co.	4.100%	06/03/2026	9,500,000	10,556,116
Wells Fargo & Co.	4.300%	07/22/2027	7,600,000	8,586,993
24.8% - Total For Corporate Bonds: Bank and Finance				$235,843,279

CVS Health Corp.	4.300%	03/25/2028	14,898,000	16,913,702
Coca-Cola Co.	3.450%	03/25/2030	1,000,000	1,100,832
Dover Corp.	2.950%	11/04/2029	6,045,000	6,344,163
Dover Corp.	3.150%	11/15/2025	3,802,000	4,063,154
Emerson Electric Co.	1.800%	10/15/2027	14,190,000	14,250,814
Emerson Electric Co.	1.950%	10/15/2030	2,850,000	2,774,041
Home Depot Inc.	2.500%	04/15/2027	8,606,000	9,073,955
Johnson Controls International PLC	3.900%	02/14/2026	6,430,000	7,106,313
Kroger Co. Senior	3.500%	02/01/2026	10,850,000	11,831,531
Kroger Co. Senior	4.000%	02/01/2024	595,000	646,523
McDonald's Corp.	2.125%	03/01/2030	6,500,000	6,341,806
McDonald's Corp.	3.600%	07/01/2030	10,000,000	10,900,067
Nike Inc.	3.250%	03/27/2040	8,830,000	9,248,513
Pepsico Inc.	2.850%	02/24/2026	4,590,000	4,942,674
Shell International	3.250%	05/11/2025	6,779,000	7,320,650
Starbucks Corp.	2.250%	03/12/2030	2,621,000	2,576,176
Starbucks Corp.	3.550%	08/15/2029	13,000,000	14,202,957
Verizon Communication Inc.	4.016%	12/03/2029	16,390,000	18,311,345
Union Pacific Corp.	3.500%	06/08/2023	5,000,000	5,309,930
Walt Disney Co.	3.800%	03/22/2030	17,000,000	18,891,669
18.1% - Total For Corporate Bonds: Industrial				$172,150,815

Berkshire Hathaway Energy Co.	3.500%	02/01/2025	1,500,000	1,623,055
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	9,574,000	10,271,429
Duke Energy Corp.	2.450%	06/01/2030	10,000,000	9,860,451
Duke Energy Corp.	2.650%	09/01/2026	6,000,000	6,275,074
Enterprise Products	3.750%	02/15/2025	5,056,000	5,538,692
Enterprise Products	4.150%	10/16/2028	5,617,000	6,324,159
Eversource Energy	1.650%	08/15/2030	232,000	215,165
Eversource Energy	3.300%	01/15/2028	6,440,000	6,875,996
Eversource Energy	4.250%	04/01/2029	9,289,000	10,540,822
Georgia Power Co.	2.200%	09/15/2024	260,000	271,227
Georgia Power Co.	2.650%	09/15/2029	7,070,000	7,208,638
Interstate Power & Light Co.	2.300%	06/01/2030	2,920,000	2,878,050

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

Interstate Power & Light Co.	3.400%	08/15/2025	1,000,000	1,075,644
Interstate Power & Light Co.	4.100%	09/26/2028	13,090,000	14,718,551
National Rural Utilities Collateral Trust	3.400%	11/15/2023	2,825,000	3,009,138
National Rural Utilities Collateral Trust	3.700%	03/15/2029	5,800,000	6,346,267
Virginia Electric & Power Co.	2.750%	03/15/2023	2,018,000	2,092,238
Virginia Electric & Power Co.	2.950%	01/15/2022	3,170,000	3,212,472
Virginia Electric & Power Co.	2.950%	11/15/2026	2,550,000	2,732,201
Virginia Electric & Power Co.	3.450%	02/15/2024	3,590,000	3,854,095
Virginia Electric & Power Co.	3.500%	03/15/2027	2,095,000	2,295,476
Xcel Energy Inc.	3.300%	06/01/2025	12,201,000	13,085,487
Xcel Energy Inc.	3.400%	06/01/2030	3,750,000	4,027,784
Xcel Energy Inc.	4.000%	06/15/2028	4,153,000	4,609,306
13.5% - Total For Corporate Bonds: Utilities				$128,941,417

56.4% Total Corporate Bonds				$536,935,511

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	270,019
0.0% - Total For Certificates of Deposit				270,019

United States Government Treasury Obligations
Treasury Bond	2.000%	02/15/2050	23,500,000	21,425,391
Treasury Note	2.125%	11/30/2023	35,000,000	36,721,289
Treasury Bond	2.500%	02/15/2045	20,500,000	20,877,168
Treasury Bond	2.500%	05/15/2046	23,500,000	23,890,137
Treasury Note	2.750%	08/15/2047	38,500,000	41,028,066
Treasury Note	3.125%	11/15/2028	30,500,000	34,083,750
18.7% - Total For United States Government Treasury Obligations				$178,025,801

United States Government Agency Obligations
FHLB Debenture	2.875%	09/13/2024	3,450,000	3,727,267
FHLB Debenture	3.250%	11/16/2028	21,750,000	24,465,949
3.0% - Total For United States Government Agency Obligations				$28,193,216

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	2.202%	04/01/2042	355,303	369,441
FHLMC Pool 780439 (1 year US T-Note Yield Curve + 2.223%)*	3.723%	04/01/2033	21,961	21,937
FHLMC Pool A89335	5.000%	10/01/2039	96,535	110,724
FHLMC Pool C01005	8.000%	06/01/2030	723	859
FHLMC Pool G06616	4.500%	12/01/2035	318,386	354,032
FHLMC Pool G15897	2.500%	09/01/2031	1,483,354	1,556,428
FHLMC Pool G08068	5.500%	07/01/2035	688,893	806,764
FHLMC Pool G18642	3.500%	04/01/2032	3,241,990	3,492,430
FHLMC Pool G18667	3.500%	11/01/2032	1,458,512	1,571,414
FHLMC Pool G31087	4.000%	07/01/2038	2,323,822	2,517,294
FHLMC Pool SB0017	3.500%	11/01/2028	3,959,540	4,271,804
FHLMC Pool ZA3721	3.000%	06/01/2029	8,767,519	9,279,867
FHLMC Series 2877 Class AL	5.000%	10/15/2024	85,797	89,647
FHLMC Series 2985 Class GE	5.500%	06/15/2025	62,867	67,355
FHLMC Series 3109 Class ZN	5.500%	02/15/2036	997,240	1,139,630
FHLMC Series 3592 Class BZ	5.000%	10/15/2039	688,241	777,515
FHLMC Series 3946 Class LN	3.500%	04/15/2041	213,204	226,865
FHLMC Series 4017 Class MA	3.000%	03/15/2041	54,625	54,841
FHLMC Series 4105 Class PJ	3.500%	06/15/2041	690,445	735,221
FHLMC Series 4180 Class ME	2.500%	10/15/2042	1,411,462	1,471,843
FHLMC Series 4287 Class AB	2.000%	12/15/2026	817,382	850,086
FHLMC Series 4517 Class PC	2.500%	05/15/2044	1,529,414	1,588,063
FHLMC Series 4567 Class LA	3.000%	08/15/2045	235,120	246,785
FHLMC Series 4582 Class PA	3.000%	11/15/2045	1,963,645	2,074,753
FHLMC Series 4646 Class D	3.500%	01/15/2042	156,683	157,675
FHLMC Series 4689 Class DA	3.000%	07/15/2044	866,841	893,877
FHLMC Series 4709 Class EA	3.000%	01/15/2046	852,323	888,646
FHLMC Series 4768 Class GA	3.500%	09/15/2045	5,559,777	5,835,248
FHLMC Series 4831 Class BA	3.500%	10/15/2044	2,062,691	2,135,127
FHLMC Series 4906 Class DE	2.500%	09/25/2049	6,173,113	6,484,270

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

FNMA Pool 109733	3.530%	09/01/2028	7,275,000	8,163,744
FNMA Pool 725027	5.000%	11/01/2033	227,216	262,715
FNMA Pool 725704	6.000%	08/01/2034	91,449	105,617
FNMA Pool 888223	5.500%	01/01/2036	318,781	373,029
FNMA Pool 995112	5.500%	07/01/2036	219,893	257,404
FNMA Pool AA4392	4.000%	04/01/2039	604,493	669,052
FNMA Pool AL6923	3.000%	05/01/2030	6,005,697	6,385,266
FNMA Pool AL9309	3.500%	10/01/2031	899,377	969,791
FNMA Pool AL9623	4.000%	12/01/2036	2,609,787	2,863,298
FNMA Pool AN8842	3.320%	04/01/2028	6,000,000	6,533,929
FNMA Pool AN9848	3.740%	07/01/2028	6,438,000	7,080,208
FNMA Pool AS5794	3.000%	09/01/2030	1,825,312	1,938,090
FNMA Pool AS6548	2.500%	01/01/2031	3,990,414	4,190,034
FNMA Pool BD2396	2.500%	12/01/2031	8,914,750	9,277,819
FNMA Pool BL0359	3.700%	11/01/2028	10,882,900	12,302,528
FNMA Pool BL0752	3.650%	01/01/2029	5,000,000	5,701,862
FNMA Pool BL2935	3.150%	06/01/2029	5,000,000	5,463,731
FNMA Pool BL5003	4.000%	03/01/2047	2,040,521	2,278,469
FNMA Pool BM1971	3.500%	12/01/2035	2,316,071	2,500,532
FNMA Pool MA0384	5.000%	04/01/2030	562,751	628,321
FNMA Pool MA2773	3.000%	10/01/2036	5,808,942	6,107,086
FNMA Pool MA3186	4.000%	11/01/2037	2,326,927	2,514,270
FNMA Pool MA3337	4.000%	04/01/2038	3,316,463	3,581,831
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	164,327	170,382
FNMA Series 2013-21 Class VA	3.000%	07/25/2028	1,872,922	1,899,159
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	560,419	572,132
FNMA Series 2013-75 Class EG	3.000%	02/25/2043	390,179	414,882
FNMA Series 2014-04 Class PC	3.000%	02/25/2044	1,721,187	1,833,495
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	189,529	202,165
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	2,398,155	2,477,308
FNMA Series 2016-2 Class PB	2.000%	02/25/2046	370,841	386,439
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	766,564	802,693
FNMA Series 2016-40 Class PA	3.000%	07/25/2045	213,753	224,597
FNMA Series 2016-49 Class PA	3.000%	09/25/2045	1,571,992	1,653,884
FNMA Series 2016-64 Class PG	3.000%	05/25/2045	3,107,840	3,274,289
FNMA Series 2016-79 Class L	2.500%	10/25/2044	1,054,624	1,096,473
FNMA Series 2017-30 Class G	3.000%	07/25/2040	1,301,274	1,317,986
FNMA Series 2018-22 Class D	3.250%	11/25/2042	90,958	91,011
FNMA Series 2018-25 Class P	3.500%	03/25/2046	4,224,784	4,430,933
FNMA Series 2018-67 Class BA	4.500%	03/25/2046	4,401,452	4,658,419
FNMA Series 2020-95 Class GA	1.000%	01/25/2051	4,865,385	4,885,552
GNMA II Pool 2658	6.500%	10/20/2028	10,096	11,509
GNMA II Pool 2945	7.500%	07/20/2030	1,235	1,421
GNMA II Pool 4187	5.500%	07/20/2038	9,318	10,370
GNMA II Pool 4847	4.000%	11/20/2025	120,226	127,516
GNMA Pool 780400	7.000%	12/15/2025	1,123	1,242
GNMA Pool 780420	7.500%	08/15/2026	657	727
17.9% - Total For Government Agency Obligations - Mortgage Backed Securities				$170,763,651

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	1,085,000	1,136,513
Kansas Development Finance Authority Revenue	3.941%	04/15/2026	8,000,000	8,966,771
Hamilton County Ohio	3.374%	06/01/2034	5,000,000	5,125,353
Kentucky Property and Buildings Commission Revenue	6.164%	08/01/2023	788,000	845,282
Pennsylvania State University	1.893%	09/01/2026	4,635,000	4,786,311
University of Cincinnati Ohio General Receipts Revenue	2.162%	06/01/2025	2,185,000	2,292,756
University of Washington Revenue	5.400%	06/01/2036	3,000,000	4,055,419
2.9% - Total For Taxable Municipal Bonds				$27,208,405

Total Fixed Income Securities - Bonds	98.9%			$941,396,603
(Identified Cost $913,638,195)

Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	264,996	6,956,145
Total Preferred Stocks	0.7%			$6,956,145
(Identified Cost $6,491,218)

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

		Shares
Cash Equivalents
First American Government Obligation Fund, Class Z**		10,851,656	10,851,656
Total Cash Equivalents	1.1%		$10,851,656
(Identified Cost $10,821,656)

Total Portfolio Value	100.7%		$959,204,404
(Identified Cost $930,951,069)

Liabilities in Excess of Other Assets	-0.7%		$(6,781,729)

Total Net Assets	100%		$952,422,675

* Variable Rate Security; the rate shown is as of March 31, 2021.

** Variable Rate Security; as of March 31, 2021, the 7 day annualized yield was 0.03%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Banks

FHLMC - Federal Home Loan Mortgage Corp.

FNMA -  Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Akron Ohio GO Limited	4.000%	12/01/2025	650,000	$745,164
Abilene Texas GO Limited	5.000%	02/15/2029	730,000	937,937
Akron Ohio GO Limited	4.000%	12/01/2026	395,000	462,264
Akron Ohio GO Limited	5.000%	12/01/2024	400,000	462,316
Austin Texas GO Limited	5.000%	09/01/2029	1,000,000	1,226,281
Brecksville Ohio GO Limited	1.000%	02/24/2022	1,000,000	1,006,717
Cincinnati Ohio GO Unlimited	4.000%	12/01/2030	685,000	803,475
Cincinnati Ohio GO Unlimited	4.000%	12/01/2032	1,000,000	1,161,318
Cincinnati Ohio GO Unlimited*	5.250%	12/01/2029	200,000	239,386
Columbus Ohio GO Unlimited	4.000%	04/01/2031	1,000,000	1,157,921
Columbus Ohio GO Unlimited	5.000%	04/01/2034	1,400,000	1,795,418
Dublin Ohio GO Limited	4.000%	12/01/2028	500,000	571,368
Gahanna Ohio GO Limited	4.000%	12/01/2021	420,000	430,703
Haltom City Texas GO Limited	4.000%	08/01/2025	675,000	770,953
Hurst Texas GO Limited	4.000%	08/15/2031	335,000	383,407
Lakewood Ohio GO Limited	4.000%	12/01/2028	840,000	979,977
Lakewood Ohio GO Limited	4.000%	12/01/2029	300,000	347,728
Newport Kentucky GO Unlimited	3.000%	05/01/2023	205,000	215,578
Reynoldsburg Ohio GO Limited	4.000%	12/01/2030	1,000,000	1,181,617
Reynoldsburg Ohio GO Limited	4.000%	12/01/2031	595,000	698,113
Strongsville Ohio GO Limited	4.000%	12/01/2030	350,000	386,525
6.1% - Total For General Obligation - City				$15,964,166

Ashtabula County Ohio GO Limited	4.000%	12/01/2027	500,000	522,156
Bexar County Texas	4.000%	06/15/2037	1,360,000	1,602,573
Butler County Ohio GO Limited	5.000%	12/01/2024	160,000	186,505
Butler County Ohio GO Limited	5.250%	12/01/2026	1,000,000	1,186,466
Clark County Ohio GO Limited	5.000%	12/01/2026	340,000	419,771
Clark County Ohio GO Limited	5.000%	12/01/2028	325,000	418,773
Hamilton County Ohio GO Limited	5.000%	12/01/2028	500,000	633,428
Knox County Ohio GO Limited	4.000%	12/01/2025	460,000	529,623
Licking County Ohio GO Limited*	3.000%	12/01/2024	240,000	256,994
Licking County Ohio GO Limited	3.000%	12/01/2024	315,000	335,507
Lorain County Ohio GO Limited	4.000%	12/01/2025	795,000	866,307
Lorain County Ohio GO Unlimited	4.000%	12/01/2030	450,000	496,108
Lucas County Ohio GO Limited	4.000%	10/01/2028	1,000,000	1,134,046
Lucas County Ohio GO Limited	4.000%	10/01/2029	605,000	682,467
Ottawa County Ohio GO Limited	4.000%	12/01/2021	295,000	302,320
Portage County Ohio GO Limited	3.000%	12/01/2021	270,000	270,553
Rowan County Kentucky GO Unlimited (AGM Insured)	4.000%	06/01/2024	390,000	429,390
Summit County Ohio GO Limited	4.000%	12/01/2023	300,000	329,017
Summit County Ohio GO Limited	4.000%	12/01/2031	500,000	552,907
4.2% - Total For General Obligation - County				$11,154,911

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Ohio GO Limited	3.000%	09/01/2026	1,385,000	1,481,269
Ohio GO Limited	4.000%	03/01/2026	1,060,000	1,166,081
Ohio GO Unlimited	3.000%	03/01/2027	555,000	579,281
Ohio GO Unlimited	4.000%	03/01/2030	1,225,000	1,522,964
Ohio GO Unlimited	5.000%	09/01/2022	400,000	427,405
Ohio GO Unlimited	5.000%	06/15/2030	1,335,000	1,782,562
Ohio GO Unlimited	5.000%	06/15/2034	1,000,000	1,288,722
Ohio GO Unlimited	5.000%	06/15/2035	1,000,000	1,285,569
Ohio GO Unlimited	5.000%	06/15/2039	2,000,000	2,540,919
Ohio GO Unlimited	5.000%	09/15/2029	1,030,000	1,358,368
Ohio GO Unlimited	5.000%	06/15/2024	410,000	470,779
Pennsylvania GO Unlimited	4.000%	01/01/2030	645,000	745,569
Virginia State Public Building Authority	4.000%	08/01/2040	1,000,000	1,203,321
6.0% - Total For General Obligation - State				$15,852,809

Arizona Board of Regents Revenue Arizona State University	5.000%	08/01/2028	815,000	925,233
Arizona Board of Regents Revenue University of Arizona	5.000%	06/01/2029	125,000	141,432
Bowling Green State University Ohio Revenue	4.000%	06/01/2045	2,830,000	3,223,153
Bowling Green State University Ohio Revenue	5.000%	06/01/2024	405,000	459,189
Bowling Green State University Ohio Revenue	5.000%	06/01/2030	750,000	911,439
Bowling Green State University Ohio Revenue	5.000%	06/01/2031	500,000	605,340
Bowling Green State University Ohio Revenue	5.000%	06/01/2032	500,000	603,494
Bowling Green State University Ohio Revenue	5.000%	06/01/2037	1,000,000	1,258,904
Colorado Board of Governors University Enterprise System Revenue	5.000%	03/01/2027	225,000	279,036
Colorado Higher Education Lease Financing Program Certificate of Participation	5.000%	11/01/2025	290,000	345,545
Cuyahoga County Ohio Community College GO Unlimited	4.000%	12/01/2033	1,275,000	1,435,723
Cuyahoga County Ohio Community College GO Unlimited	5.000%	12/01/2027	400,000	486,643
Denison University Ohio Revenue	5.000%	11/01/2030	400,000	510,441
Denison University Ohio Revenue	5.000%	11/01/2033	325,000	409,805
Kent State University Ohio General Receipt Revenue	4.000%	05/01/2022	255,000	265,289
Kent State University Ohio General Receipt Revenue	5.000%	05/01/2028	710,000	842,831
Kent State University Ohio Revenue	5.000%	05/01/2031	1,000,000	1,316,287
Kent State University Ohio Revenue	5.000%	05/01/2045	950,000	1,170,628
Lorain County Ohio Community College District General Receipts Revenue Bond	4.000%	12/01/2025	600,000	687,844
Miami University Ohio General Receipts Revenue	4.000%	09/01/2022	450,000	456,928
Miami University Ohio General Receipts Revenue	4.000%	09/01/2023	1,040,000	1,055,126
Miami University Ohio General Receipts Revenue	4.000%	09/01/2045	1,500,000	1,767,035
Miami University Ohio General Receipts Revenue	5.000%	09/01/2031	735,000	878,712
Miami University Ohio Revenue	4.000%	09/01/2027	300,000	313,191
Miami Valley Ohio Career Tech Center GO Unlimited	4.000%	12/01/2024	1,000,000	1,129,426
Morehead State University Kentucky General Receipts Revenue	3.000%	11/01/2025	300,000	329,110
Northern Kentucky University General Receipts Revenue	3.000%	09/01/2021	210,000	212,287

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Nothern Kentucky University General Receipts Revenue	4.000%	09/01/2026	715,000	824,586
Ohio Higher Education Facilities Revenue	5.000%	05/01/2031	850,000	1,000,064
Ohio Higher Education Facilities Revenue - University of Dayton	5.000%	12/01/2036	2,010,000	2,471,472
Ohio Higher Education Facilities Revenue - University of Dayton	5.000%	02/01/2035	1,350,000	1,707,517
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	02/01/2036	1,050,000	1,219,780
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	12/01/2033	620,000	713,292
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/2036	1,000,000	1,122,368
Ohio State University General Receipts Revenue	4.000%	06/01/2030	200,000	227,436
Ohio University General Receipts Revenue Bond	5.000%	12/01/2022	110,000	118,722
Ohio Water Development Authority Revenue	5.000%	12/01/2025	1,110,000	1,339,534
South Dakota Board of Regents Housing and Auxiliary Facilities System Revenue	5.000%	04/01/2026	315,000	380,043
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2024	610,000	684,597
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2028	410,000	471,758
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	650,000	722,378
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	435,000	524,178
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2033	1,000,000	1,192,193
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2034	400,000	493,911
University of Akron Ohio General Receipts Revenue	4.000%	01/01/2027	2,050,000	2,396,568
University of Akron Ohio Revenue	5.000%	01/01/2027	350,000	423,975
University of Cincinnati General Receipts Revenue	4.000%	06/01/2036	250,000	267,128
University of Cincinnati General Receipts Revenue*	5.000%	06/01/2026	330,000	340,393
University of Cincinnati General Receipts Revenue	5.000%	06/01/2026	140,000	144,290
University of Cincinnati General Receipts Revenue	5.000%	06/01/2036	1,250,000	1,591,302
University of Cincinnati General Receipts Revenue	5.000%	06/01/2039	1,250,000	1,420,272
University of Toledo Revenue	5.000%	06/01/2021	300,000	302,137
University of Toledo Revenue	5.000%	06/01/2024	500,000	567,741
University of Toledo Revenue	5.000%	06/01/2026	885,000	962,413
University of Toledo Revenue	5.000%	06/01/2034	1,000,000	1,200,084
University of Toledo Revenue	5.000%	06/01/2027	1,590,000	1,966,908
University of Toledo Revenue	5.000%	06/01/2031	500,000	650,911
18.8% - Total For Higher Education				$49,468,022

Butler County Ohio Cincinnati Childrens Hospital Medical Center Revenue	5.000%	05/15/2030	1,005,000	1,319,350
Franklin County Ohio Hospital Revenue Nationwide Childrens	4.000%	11/01/2036	800,000	899,911
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2032	500,000	609,699
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2048	3,100,000	4,469,854
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	4.125%	06/01/2030	500,000	512,910
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	5.250%	06/01/2025	1,000,000	1,048,166
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	5.250%	06/01/2027	1,000,000	1,045,205
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2027	100,000	113,215
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2028	1,715,000	1,934,268
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	11/15/2041	1,205,000	1,726,696
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	11/15/2049	3,300,000	4,958,451

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
7.1% - Total For Hospital/Health Bonds				$18,637,725

Columbus Ohio Metropolitan Library Special Obligation Revenue	4.000%	12/01/2034	755,000	926,309
Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2026	705,000	868,210
Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2027	500,000	630,916
Franklin County Ohio Convention Facilities Authority Revenue*	5.000%	12/01/2022	500,000	540,343
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2028	450,000	561,100
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2029	375,000	474,504
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2030	600,000	754,304
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2032	505,000	629,461
Hancock County Indiana	4.000%	02/15/2022	765,000	789,862
Hancock County Indiana	4.000%	02/15/2023	795,000	847,704
Ohio Capital Facilities Lease Appropriation Revenue*	5.000%	04/01/2022	425,000	445,578
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	04/01/2025	995,000	1,170,475
Ohio Capital Facilities Lease Appropriation Revenue*	4.000%	04/01/2026	150,000	150,000
Ohio Capital Facilities Lease Appropriation Revenue*	5.000%	04/01/2024	275,000	275,000
Ohio Facilities Construction Commission	5.000%	10/01/2027	505,000	636,629
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	02/01/2023	300,000	326,351
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2031	710,000	967,047
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2035	1,160,000	1,458,859
4.7% - Total For Revenue Bonds - Facility				$12,452,652

Anderson Indiana Sewage Works Revenue (AGM Insured)	4.000%	11/01/2026	300,000	348,584
Cincinnati Ohio Water System Revenue	4.000%	12/01/2030	1,000,000	1,153,801
Cleveland Ohio Water Revenue	5.000%	01/01/2033	500,000	649,797
Evansville Indiana Waterworks District Revenue (BAM Insured)	4.000%	01/01/2029	400,000	466,370
Evansville Indiana Waterworks District Revenue (BAM Insured)	5.000%	01/01/2022	300,000	310,649
Hamilton Ohio Sewer System Revenue	5.000%	12/01/2030	1,000,000	1,313,377
Hamilton Ohio Wastewater System Revenue (BAM Insured)	5.000%	10/01/2027	930,000	1,165,734
Lafayette Indiana Sewage Works Revenue	5.000%	07/01/2022	150,000	158,730
Lima Ohio Sanitary Sewer Revenue	5.000%	12/01/2024	200,000	214,896
Lima Ohio Sewer Revenue	3.000%	12/01/2021	575,000	585,503
Northern Kentucky Water District Revenue	5.000%	02/01/2023	1,000,000	1,086,685
Owensboro Kentucky Water Revenue (BAM Insured)	5.000%	09/15/2025	485,000	576,559
Springboro Ohio Sewer System Revenue	4.000%	06/01/2022	245,000	255,915
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation	4.000%	12/01/2031	400,000	456,367
Toledo Ohio Water System Revenue	5.000%	11/15/2025	255,000	300,741
Toledo Ohio Waterworks Revenue	4.000%	11/15/2022	365,000	387,298
Toledo Ohio Waterworks Revenue	5.000%	11/15/2026	500,000	616,566
Wise County Virginia Soil & Wastewater	1.200%	11/01/2040	1,000,000	1,017,503
4.2% - Total For Revenue Bonds - Water & Sewer				$11,065,075

Akron Ohio Certificate of Participation	5.000%	12/01/2025	500,000	592,236

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Akron Ohio Income Tax Revenue	4.000%	12/01/2031	870,000	1,016,995
Akron Ohio Income Tax Revenue	5.000%	12/01/2023	1,100,000	1,229,231
Akron Ohio Income Tax Revenue Community Learning Centers	5.000%	12/01/2028	380,000	399,157
Akron Ohio Income Tax Revenue	5.000%	12/01/2027	510,000	634,225
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	4.750%	11/01/2030	500,000	586,430
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	5.000%	11/01/2032	525,000	623,083
Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project*	3.500%	11/01/2024	110,000	112,132
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue	5.000%	06/01/2030	655,000	760,144
Linn County Iowa Certificates of Participation	2.000%	06/01/2023	455,000	471,360
Mobile Alabama Industrial Development Board Pollution Control Revenue	2.924%	07/15/2034	1,025,000	1,092,478
Monroe County Georgia Development Authority Pollution Control Revenue	2.050%	07/01/2049	1,085,000	1,096,725
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2022	250,000	264,495
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	563,113
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	563,113
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2026	500,000	609,244
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2027	1,060,000	1,289,784
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2028	570,000	690,970
Ohio Mental Health Capital Facilities Revenue	5.000%	02/01/2025	1,000,000	1,170,059
Ohio Special Obligation Revenue	5.000%	12/01/2029	510,000	622,069
Ohio Special Obligation Revenue	5.000%	04/01/2033	1,570,000	2,050,870
Ohio Special Obligation Revenue	5.000%	04/01/2023	1,010,000	1,105,969
Ohio Special Obligation Revenue	5.000%	04/01/2029	665,000	775,964
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2036	400,000	453,202
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2037	575,000	649,072
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2038	400,000	450,200
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2039	400,000	448,846
Riversouth Ohio Authority Revenue	4.000%	12/01/2031	700,000	783,686
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2027	220,000	244,816
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2028	435,000	480,310
8.3% - Total For Other Revenue Bonds				$21,829,978

Aldine Texas ISD GO Unlimited	4.000%	02/15/2030	780,000	875,066
Arcanum-Butler Ohio LSD GO	4.000%	12/01/2029	675,000	741,338
Arcanum-Butler Ohio LSD GO	4.000%	12/01/2030	650,000	711,703
Athens Ohio CSD GO Unlimited	4.000%	12/01/2033	750,000	887,914
Beachwood Ohio CSD Certificates of Participation	3.000%	12/01/2024	435,000	463,915
Bellbrook-Sugarcreek Ohio LSD GO Unlimited	4.000%	12/01/2031	325,000	365,419
Bellfontaine Ohio SCD GO Unlimited (National RE Insured)	5.500%	12/01/2026	615,000	750,947
Berea Ohio CSD GO Unlimited	4.000%	12/01/2031	500,000	566,307
Bexley Ohio CSD GO Unlimited	3.000%	12/01/2023	500,000	535,156
Big Walnut Ohio LSD GO Unlimited	4.000%	12/01/2033	500,000	586,243
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2030	290,000	343,431
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2031	150,000	176,308

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Bloom-Carroll Ohio LSD GO Unlimited (SDCP)	4.000%	11/01/2029	325,000	389,611
Blue Mountain School District Pennsylvania GO Limited	4.000%	08/01/2024	500,000	557,074
Boone County Kentucky SD Revenue	3.000%	03/01/2026	1,000,000	1,096,656
Breckinridge County Kentucky SD Finance Corp.	5.000%	04/01/2025	265,000	308,310
Brownsville Indianna CSC Revenue	5.000%	01/15/2027	535,000	657,897
Chagrin Falls Ohio Exempted Village SD GO	4.000%	12/01/2022	100,000	106,346
Chillicothe Ohio CSD Special Obligation Revenue	4.000%	12/01/2023	130,000	136,964
Chillicothe Ohio SD GO Unlimited (AGM Insured)	4.000%	12/01/2029	400,000	438,409
China Spring ISD Texas GO Unlimited	4.000%	08/15/2027	890,000	1,019,044
Clark County Kentucky SD Finance Corp. Revenue Bond	3.000%	08/01/2022	115,000	119,016
Cleveland Heights and University Heights Ohio CSD GO Unlimited	4.000%	12/01/2032	1,000,000	1,144,243
Colorado Building Excellent Schools Today Certificates of Participation	4.000%	03/15/2030	1,000,000	1,180,390
Columbus Ohio CSD GO Unlimited	4.000%	12/01/2029	400,000	457,088
Columbus Ohio CSD GO Unlimited	4.000%	12/01/2022	655,000	696,455
Daviess County Kentucky SD GO Unlimited	5.000%	06/01/2027	1,825,000	2,247,812
Dayton Ohio SCD GO Unlimited (SDCP)	5.000%	11/01/2025	1,000,000	1,191,534
Dexter Michigan CSD GO Unlimited	4.000%	05/01/2031	670,000	778,723
Dublin Ohio CSD GO Unlimited	4.000%	12/01/2034	500,000	596,371
Dublin Ohio CSD GO Unlimited	5.000%	12/01/2026	500,000	550,171
Elyria Ohio SCD GO Unlimited (SDCP)	4.000%	12/01/2030	1,000,000	1,136,191
Franklin Indiana Community Multi-School Building Corp.	5.000%	01/15/2023	200,000	216,616
Granville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2026	510,000	612,593
Green County Ohio Vocational SD GO Umlimited	4.000%	12/01/2035	1,000,000	1,169,577
Hamilton Ohio CSD GO Unlimited	4.000%	12/01/2025	500,000	575,678
Hardin County Kentucky SD Finance Corp. Revenue	2.500%	06/01/2021	100,000	100,340
Hardin County Kentucky SD Finance Corp. Revenue	5.000%	05/01/2024	500,000	564,864
Houston Texas ISD GO Limited	5.000%	02/15/2030	440,000	526,515
Huber Heights Ohio CSD GO Unlimited	4.000%	12/01/2025	775,000	873,798
Hudson Ohio CSD GO Unlimited	4.000%	12/01/2033	800,000	905,098
Huntington County Indiana Countryside School Building Corp. Revenue	4.000%	01/15/2028	1,000,000	1,176,776
Jackson Milton Ohio LSD Certificates of Participation (BAM Insured)	4.000%	06/01/2031	270,000	295,789
Jefferson County Kentucky SD Finance Corp.	3.500%	04/01/2021	5,000	5,000
Jefferson County Kentucky SD Finance Corp.	5.000%	10/01/2026	530,000	646,629
Johnstown-Monroe Ohio LSD GO Unlimited	4.000%	12/01/2029	800,000	912,178
Kenton County Kentucky SD Finance Corp. Revenue	4.000%	02/01/2028	400,000	454,629
Kettering Ohio CSD GO Unlimited	4.000%	12/01/2030	400,000	450,937
Kettering Ohio CSD GO Unlimited	5.250%	12/01/2031	500,000	633,697
Lake Ohio LSD of Stark County GO Unlimited*	4.000%	12/01/2023	400,000	425,661
Lakota Ohio LSD GO	5.250%	12/01/2025	205,000	248,692
Lakota Ohio LSD GO	4.000%	01/15/2026	400,000	460,844
Lakota Ohio LSD GO Unlimited*	4.000%	12/01/2027	275,000	295,386
Lakota Ohio LSD GO Unlimited	5.000%	12/01/2021	350,000	361,189
Lancaster Ohio CSD GO Limited (SDCP)	4.000%	10/01/2027	1,000,000	1,125,717

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2025	715,000	851,520
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2027	500,000	626,739
Logan Hocking Ohio LSD Certificates of Participation	4.000%	12/01/2032	420,000	473,119
Marysville Michigan PSD GO Unlimited	5.000%	05/01/2021	250,000	250,845
Marysville Ohio Exempted Village SD GO Unlimited	4.000%	12/01/2023	165,000	174,995
Marysville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2025	500,000	561,569
Marysville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2022	715,000	770,453
Mayfield Ohio CSD Certificates of Participation	4.000%	09/01/2032	280,000	316,455
Menifee County Kentucky SD Financial Corp. Revenue	3.000%	08/01/2027	615,000	672,263
Merrillville Indiana Multi School Building Corp.	5.000%	07/15/2026	1,000,000	1,218,448
Middletown Ohio CSD GO Umlimited (SDCP)	4.000%	12/01/2027	585,000	673,183
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured)	5.500%	12/01/2030	1,260,000	1,639,347
Munster Indiana School Building Corp. Revenue (State Intercept)	4.000%	01/15/2029	400,000	463,111
Murray Kentucky ISD Finance Corporation Revenue	5.000%	03/01/2025	810,000	940,742
Newark Ohio CSD GO Unlimited (School District Credit Program)	4.000%	12/01/2026	235,000	262,448
North Olmsted Ohio CSD GO Unlimited	4.000%	12/01/2029	500,000	589,594
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited*	5.000%	12/01/2028	100,000	112,592
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited*	5.000%	12/01/2029	150,000	168,889
Olentangy Ohio LSD GO Unlimited	4.000%	12/01/2026	1,000,000	1,055,846
Orchard Farm Missouri SD Certificate of Participation	4.000%	04/01/2029	550,000	650,475
Orange County Florida School Board Certificates of Participation	5.000%	08/01/2032	500,000	587,672
Pennsbury Pennsylvania SD GO Limited	5.000%	08/01/2029	550,000	688,269
Princeton Ohio CSD Certificates of Participation	3.500%	12/01/2026	275,000	279,562
Princeton Ohio CSD GO Unliimited (National RE Insured)	5.250%	12/01/2030	1,000,000	1,300,916
Sarah Scott Indiana Middle School Building Corp. Revenue	5.000%	07/10/2022	640,000	677,578
Shelby Indiana Eastern SD	4.000%	01/15/2025	510,000	573,040
Shelby Ohio CSD	4.000%	11/01/2021	320,000	326,745
Shelby Ohio CSD	4.000%	11/01/2022	675,000	713,594
Southwest Ohio LSD of Hamilton County GO Unlimited (SDCP)	4.000%	12/01/2026	930,000	1,093,983
Southwest Ohio LSD of Hamilton County GO Unlimited (SDCP)	4.000%	12/01/2027	965,000	1,152,100
South-Western City Ohio SD GO Unlimited*	4.000%	12/01/2025	1,000,000	1,044,909
Switzerland Ohio LSD GO Unlimited (SDCEP Insured)*	4.000%	12/01/2026	415,000	448,715
Talawanda Ohio CSD	5.000%	12/01/2027	775,000	975,639
Teays Valley Ohio LSD	4.000%	12/01/2032	580,000	653,355
Toledo Ohio CSD GO Unlimited	5.000%	12/01/2029	660,000	780,429
Tri Valley Ohio LSD GO	4.000%	12/01/2026	710,000	813,116
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2028	410,000	472,947
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2029	500,000	571,574
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2030	350,000	398,074
Upper Arlington Ohio CSD GO Unlimited	4.000%	12/01/2030	1,380,000	1,623,496
Vandalia Butler Ohio CSD GO Unlimited	3.000%	12/01/2024	500,000	543,743
Wadsworth Ohio CSD GO Unlimited	3.500%	12/01/2022	215,000	216,041
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/2027	840,000	927,892

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/2033	1,075,000	1,164,919
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation	4.000%	04/01/2030	395,000	442,338
Western Reserve Ohio LSD GO (SDCEP Insured)	4.000%	12/01/2022	240,000	240,635
Westerville Ohio SCD Certificate of Participation	5.000%	12/01/2032	555,000	677,652
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured)	4.000%	03/01/2030	810,000	883,403
Wyoming Ohio CSD GO Unlimited	5.000%	12/01/2023	200,000	224,344
25.8% - Total For School District				$67,819,568

Colorado State Certificate of Participation	4.000%	12/15/2034	1,000,000	1,220,384
Colorado State Certificate of Participation	4.000%	12/15/2039	2,000,000	2,390,311
Kentucky Association of Counties Finance Corp. Revenue	4.000%	02/01/2029	575,000	686,926
Kentucky Certificates of Participation	4.000%	04/15/2028	695,000	821,527
Kentucky Certificates of Participation	4.000%	04/15/2031	500,000	579,215
Kentucky Interlocal School Transportation Assoc. Certificate of Participation	3.000%	03/01/2024	560,000	585,646
Kentucky Property and Buildings Commission Revenue	5.000%	10/01/2023	350,000	388,753
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2029	600,000	704,879
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2030	600,000	704,705
Kentucky Property and Buildings Commission Revenue	5.000%	11/01/2026	1,145,000	1,396,494
Kentucky Property and Buildings Commission Revenue	5.000%	10/01/2026	635,000	772,833
Kentucky Property and Buildings Commission Revenue	5.000%	04/01/2026	525,000	630,553
Ohio Certificate of Participation	5.000%	09/01/2027	1,520,000	1,912,416
Ohio Department of Administration Building Funding Series B	5.000%	10/01/2025	660,000	789,251
Ohio Department of Administration Certificate of Participation	5.000%	09/01/2023	1,320,000	1,377,911
Ohio Department of Administration Certificate of Participation	4.000%	09/01/2025	775,000	801,990
Ohio Department of Administration Certificate of Participation	5.000%	03/01/2024	300,000	313,162
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project	4.000%	09/01/2027	145,000	150,050
Ohio Department of Administration Certificate of Participation	5.000%	09/01/2023	755,000	839,866
Ohio Water Development Authority Revenue	5.250%	12/01/2034	2,000,000	2,792,751
7.6% - Total For State Agency				$19,859,623

FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement)	3.400%	01/25/2036	1,934,222	2,194,463
FHLMC Series M 053 Class A	2.550%	06/15/2035	3,963,560	4,131,353
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.500%	11/01/2050	960,000	1,057,770
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.500%	11/01/2050	2,695,000	2,992,164
Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured)*	3.550%	05/01/2023	165,000	165,410
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.875%	05/01/2050	1,845,000	2,052,567
Ohio Housing Finance Agency Residential Mortgage Revenue	3.000%	03/01/2052	2,000,000	2,192,154
Ohio Housing Finance Agency Residential Mortgage Revenue	3.700%	03/01/2032	840,000	913,431
6.0% - Total For Housing				$15,699,312

Total Municipal Income Securities - Bonds	98.9%			$259,803,841
(Identified Cost $249,515,703)

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2021 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
			Shares
Cash Equivalents

Dreyfus AMT-Free Tax Cash Management Fund***			2,466,070	2,465,823
Total Cash Equivalents	0.9%			$2,465,823
(Identified Cost $2,465,823)

Total Portfolio Value	99.8%			$262,269,664
(Identified Cost $251,981,526)

Other Assets in Excess of Liabilities	0.2%			$478,313

Total Net Assets	100.0%			$262,747,977

* Pre-refunded / Escrowed-to-Maturity Bonds; as of March 31, 2021, these bonds represented 1.82% of total assets.

** Variable Rate Security; as of March 1, 2021, the 7 day annualized yield was 0.01%.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

BAM - Build America Mutual

CSC - Community School Corporation

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

PSD - Public School District

SD - School District

SDCP - Ohio School District Credit Program

SDCEP - Ohio School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of March 31, 2021 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
ACE INA Holdings	3.350%	05/15/2024	6,097,000	6,560,058
American Express Credit	2.500%	07/30/2024	5,340,000	$5,636,962
AON PLC	3.500%	06/14/2024	2,385,000	2,562,251
AON PLC	3.875%	12/15/2025	2,700,000	2,982,333
Bank of America Corp.	3.300%	01/11/2023	2,505,000	2,631,584
Bank of America Corp.	3.875%	08/01/2025	3,555,000	3,924,981
BB&T Corp.	3.750%	12/06/2023	3,075,000	3,328,798
Fifth Third Bancorp	4.300%	01/16/2024	3,440,000	3,760,941
Fifth Third Bancorp	2.375%	01/28/2025	1,770,000	1,844,889
Goldman Sachs	5.750%	01/24/2022	3,395,000	3,542,811
Goldman Sachs	5.250%	07/27/2021	1,352,000	1,372,843
Huntington Bancshares	2.300%	01/14/2022	1,598,000	1,620,625
Huntington Bancshares	2.625%	08/06/2024	2,440,000	2,575,045
JP Morgan Chase & Co.	3.375%	05/01/2023	3,212,000	3,399,231
JP Morgan Chase & Co.	3.875%	09/10/2024	1,545,000	1,693,467
Key Bank Corp.	2.500%	11/22/2021	3,750,000	3,803,153
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	3,830,000	4,124,781
Morgan Stanley	3.700%	10/23/2024	2,460,000	2,692,866
Morgan Stanley	5.500%	07/28/2021	2,900,000	2,947,658
National Retail Properties	4.000%	11/15/2025	910,000	998,990
MUFG Americas Holding	3.000%	02/10/2025	6,048,000	6,417,380
US Bancorp	3.600%	09/11/2024	6,035,000	6,587,289
Wells Fargo & Co.	3.450%	02/13/2023	4,775,000	5,029,388
Wells Fargo & Co.	3.550%	09/29/2025	600,000	653,736
24.9% - Total Finance				$80,692,060

Chevron Corp. (3 month LIBOR + 0.950%)*	1.171%	05/16/2021	1,000,000	1,001,097
Dover Corp.	3.150%	11/15/2025	4,548,000	4,860,395
Eaton Corp.	2.750%	11/02/2022	3,230,000	3,351,078
Burlington Northern Santa Fe	3.400%	09/01/2024	2,201,000	2,384,916
Burlington Northern Santa Fe	3.050%	09/01/2022	1,207,000	1,244,780
CVS Health Corp.	3.700%	03/09/2023	1,208,000	1,281,966
CVS Health Corp.	3.875%	07/20/2025	3,910,000	4,320,417
Johnson Controls International PLC	3.625%	07/02/2024	1,900,000	2,056,357
Johnson Controls International PLC	3.750%	12/01/2021	1,476,000	1,490,759
Kroger Co.	4.000%	02/01/2024	3,200,000	3,477,097
McDonalds Corp.	2.625%	01/15/2022	1,000,000	1,018,021
Nike Corp.	2.400%	03/27/2025	6,245,000	6,580,292
Oracle Corp.	1.900%	09/15/2021	5,341,000	5,372,298
Norfolk Southern Corp.	2.903%	02/15/2023	2,000,000	2,075,782
Norfolk Southern Corp.	3.250%	12/01/2021	2,870,000	2,904,129
Progressive Corp.	3.750%	08/23/2021	6,361,000	6,446,463
Shell International	1.750%	09/12/2021	1,600,000	1,611,277
Union Pacific Corp.	3.150%	03/01/2024	2,700,000	2,891,638

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of March 31, 2021 - Unaudited

Verizon Communication Inc.	3.376%	02/15/2025	5,200,000	5,637,594
Walt Disney Co.	1.750%	08/30/2024	5,350,000	5,524,411
20.2% - Total Industrial				$65,530,767

Berkshire Hathaway Energy Co.	3.750%	11/15/2023	1,000,000	1,072,846
Duke Energy Corp.	3.050%	08/15/2022	1,200,000	1,234,343
Duke Energy Corp.	3.750%	04/15/2024	4,009,000	4,323,297
Enterprise Products	3.350%	03/15/2023	3,300,000	3,459,243
Enterprise Products	3.750%	02/15/2025	700,000	766,828
Eversource Energy	2.750%	03/15/2022	2,030,000	2,070,880
Georgia Power Co.	2.100%	07/30/2023	1,200,000	1,238,570
Georgia Power Co.	2.200%	09/15/2024	2,043,000	2,131,222
Georgia Power Co.	2.850%	05/15/2022	1,600,000	1,643,216
Interstate Power & Light Co.	3.140%	08/15/2025	1,497,000	1,610,240
Interstate Power & Light Co.	3.250%	12/01/2024	3,264,000	3,521,738
Virginia Electric & Power Co.	2.750%	03/15/2023	2,494,000	2,585,749
Virginia Electric & Power Co.	2.950%	01/15/2022	3,000,000	3,040,194
Wisconsin Power	2.250%	11/15/2022	1,000,000	1,023,806
Xcel Energy Inc.	3.300%	06/01/2025	4,720,000	5,062,167
10.8% - Total Utilities				$34,784,339

55.9% Total Corporate Bonds				$181,007,166

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	270,019
0.1% - Total For Certificates of Deposit				270,019

United States Government Treasury Obligations
Treasury Note	0.125%	07/15/2023	2,500,000	2,494,824
Treasury Note	0.129%	01/31/2023	7,500,000	7,502,690
Treasury Note (Tbill 13week auction high + 0.055%)*	1.450%	10/31/2022	3,500,000	3,501,855
Treasury Note	1.500%	01/15/2023	3,300,000	3,379,148
Treasury Note	0.250%	10/31/2025	1,000,000	973,281
Treasury Note	0.375%	01/31/2026	1,000,000	974,687
Treasury Note	1.625%	08/31/2022	5,000,000	5,105,664
Treasury Note	2.125%	05/15/2022	8,000,000	8,180,938
9.9% - Total United States Government Treasury Obligations				$32,113,087

United States Government Agency Obligations
FHLB	2.625%	12/10/2021	4,200,000	4,274,160
FHLMC	0.430%	06/09/2023	1,700,000	1,700,540
FHLMC	0.450%	07/22/2024	4,000,000	3,999,101
FHLMC	2.500%	12/01/2027	1,121,548	1,172,416
FHLMC	2.500%	01/01/2032	5,118,457	5,369,597
FNMA	0.500%	06/17/2025	8,195,000	8,113,229
FNMA	0.375%	08/25/2025	13,130,000	12,888,186
FHLMC	2.375%	01/13/2022	4,000,000	4,071,974
12.8% - Total United States Government Agency Obligations				$41,589,203

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of March 31, 2021 - Unaudited

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	2.202%	04/01/2042	78,155	81,265
FHLMC Pool G15973	3.000%	07/01/2031	1,555,122	1,645,943
FHLMC Pool G16330	3.500%	08/01/2032	1,653,972	1,783,485
FHLMC Pool G18642	3.500%	04/01/2032	2,075,916	2,236,278
FHLMC Pool ZS9286	4.500%	04/01/2035	1,407,267	1,551,105
FHLMC Pool ZT1964	3.500%	06/01/2032	1,615,473	1,744,054
FHLMC Series 2989 Class TG	5.000%	06/15/2025	201,021	213,081
FHLMC Series 4009 Class PA	2.000%	06/15/2041	156,320	160,877
FHLMC Series 4017 Class MA	3.000%	03/15/2041	26,766	26,872
FHLMC Series 4125 Class KP	2.500%	05/15/2041	1,356,618	1,411,156
FHLMC Series 4198 Class BE	2.000%	10/15/2040	688,835	698,613
FHLMC Series 4440 Class VC	2.500%	08/15/2026	1,776,610	1,804,651
FHLMC Series 4980 Class DB	1.250%	10/25/2034	4,728,374	4,793,481
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.599%)*	1.941%	02/01/2046	300,653	315,349
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	1.942%	12/01/2044	232,117	242,153
FNMA Pool 469488	3.360%	11/01/2021	1,624,675	1,632,137
FNMA Pool AI7077	4.000%	07/01/2035	801,047	885,335
FNMA Pool AL6465	2.920%	11/01/2023	363,998	371,364
FNMA Pool AL9230	3.500%	12/01/2029	887,806	967,183
FNMA Pool AM0066	2.630%	08/01/2022	1,565,430	1,595,323
FNMA Pool AN3444	2.230%	11/01/2023	2,944,564	3,060,274
FNMA Pool FM1897	3.000%	09/01/2032	1,750,885	1,849,318
FNMA Pool FM2287	4.500%	03/01/2034	1,990,229	2,165,997
FNMA Pool FM2989	3.000%	09/01/2034	1,517,378	1,604,924
FNMA Pool MA0384	5.000%	04/01/2030	357,302	398,934
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	89,558	92,858
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	373,613	381,421
FNMA Series 2013-3 Class DK	1.750%	02/25/2033	833,526	862,366
FNMA Series 2013-1 Class LA	1.250%	02/25/2028	1,595,486	1,625,103
FNMA Series 2017-30 Class G	3.000%	07/25/2040	508,509	515,039
FNMA Series 2020-44 Class TE	2.000%	12/25/2035	3,158,267	3,286,602
FNMA Series 2020-95 Class GA	1.000%	01/25/2051	9,536,154	9,575,683
GNMA Pool 726475	4.000%	11/15/2024	59,871	63,645
15.3% - Total United States Government Agency Obligations- Mortgage-Backed Securities				$49,641,869

Taxable Municipal Bonds
Allegeny County Pennsylvania	0.843%	11/01/2024	600,000	602,235
Allegeny County Pennsylvania	0.973%	11/01/2025	1,835,000	1,826,588
Franklin County Ohio Convention Facitilites	1.255%	12/01/2025	500,000	504,626
Kansas Development Finance Authority Revenue	3.227%	04/15/2022	1,600,000	1,647,029
Kansas Development Finance Authority Revenue	3.491%	04/15/2023	1,400,000	1,483,070
Kent State University	1.960%	05/01/2024	1,000,000	1,042,213
Kentucky State Property and Lodging Commission	2.080%	11/01/2023	700,000	722,600
Ohio Special Obligation Capital Facilities Lease	1.700%	04/01/2023	500,000	513,380
Pennsylvania State University	1.545%	09/01/2024	1,145,000	1,179,835
Pennsylvania State University	1.645%	09/01/2025	2,000,000	2,061,115
Port of Greater Cincinnati	2.100%	04/01/2023	750,000	751,263
University of Cincinnati General Receipts	1.770%	06/01/2021	1,845,000	1,849,428
University of Cincinnati General Receipts	1.878%	06/01/2023	1,100,000	1,132,609
University of Kentucky General Receipts Build America Bond	4.850%	11/01/2021	1,500,000	1,537,074

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of March 31, 2021 - Unaudited

5.2% - Total For Taxable Municipal Bonds		$16,853,065

Total Fixed Income Securities	99.2%	$321,474,409
(Identified Cost $319,750,352)

		Shares
Cash Equivalents
First American Government Obligation Fund, Class Z**		7,377,392	7,377,392
Total Cash Equivalents	2.3%		$7,377,392
(Identified Cost $7,377,392)

Total Portfolio Value	101.5%		$328,851,801
(Identified Cost $327,127,744)

Liabilities in Excess of Other Assets	-1.5%		$(4,839,532)

Total Net Assets	100.0%		$324,012,269

* Variable Rate Security; the rate shown is as of March 31, 2021.

** Variable Rate Security; as of March 31, 2021, the 7 day annualized yield was 0.03%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of March 31, 2021 - Unaudited

Fixed Income Securities	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
American Express Co.	3.000%	10/30/2024	3,550,000	$3,810,432
AON Corp.	3.750%	05/02/2029	3,000,000	3,298,899
Bank of America	3.248%	10/21/2027	3,900,000	4,190,762
BB&T Corp.	3.750%	12/06/2023	2,000,000	2,165,072
BB&T Corp.	3.950%	03/22/2022	1,000,000	1,032,621
Fifth Third Bancorp	2.375%	01/28/2025	3,114,000	3,245,754
Huntington Bancshares	2.625%	08/06/2024	3,000,000	3,166,040
JP Morgan Chase & Co.	3.875%	09/10/2024	3,065,000	3,359,532
Keycorp	2.550%	10/01/2029	1,655,000	1,674,399
Keycorp	4.100%	04/30/2028	1,000,000	1,126,761
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	1,500,000	1,615,450
Marsh & McLennan Co. Inc.	4.375%	03/15/2029	1,750,000	2,005,236
Morgan Stanley	3.700%	10/23/2024	3,750,000	4,104,978
MUFG Americas Holdings Corp.	3.000%	02/10/2025	3,000,000	3,183,224
MUFG Americas Holdings Corp.	3.500%	06/18/2022	1,290,000	1,337,544
PNC Bank	3.500%	01/23/2024	2,000,000	2,156,590
Suntrust Bank Inc.	4.000%	05/01/2025	2,000,000	2,209,685
US Bancorp	3.000%	07/30/2029	2,125,000	2,228,283
US Bancorp	3.100%	04/27/2026	2,000,000	2,144,957
Wells Fargo & Co.	4.300%	07/22/2027	2,600,000	2,937,656
Wells Fargo & Co.	4.480%	01/16/2024	1,220,000	1,342,205
23.4% - Total Finance				$52,336,080

CVS Health Corp.	4.300%	03/25/2028	3,200,000	3,632,961
Dover Corp	3.150%	11/15/2025	2,650,000	2,832,025
Eaton Corp.	2.750%	11/02/2022	1,900,000	1,971,222
Home Depot Inc.	2.500%	04/15/2027	3,000,000	3,163,126
Johnson Controls International PLC	3.750%	12/01/2021	990,000	999,899
Johnson Controls International PLC	3.900%	02/14/2026	1,782,000	1,969,432
JP Morgan Chase & Co.	3.300%	04/01/2026	970,000	1,054,979
Kroger Co.	3.500%	02/01/2026	2,100,000	2,289,974
McDonalds Corp.	3.600%	07/01/2030	3,025,000	3,297,270
Starbucks Corp.	2.250%	03/12/2030	3,250,000	3,194,419
Union Pacific Corp.	3.500%	06/08/2023	2,150,000	2,283,270
Verizon Communication Inc.	4.016%	12/03/2029	3,235,000	3,614,228
Walt Disney Corp.	3.800%	03/22/2030	3,945,000	4,383,978
15.5% - Total Industrial				$34,686,783

Berkshire Hathaway Energy Co.	3.750%	11/15/2023	2,175,000	2,333,440
Duke Energy Corp.	2.450%	06/01/2030	2,250,000	2,218,602
Duke Energy Corp.	2.650%	09/01/2026	1,000,000	1,045,846
Enterprise Products	3.750%	02/15/2025	1,860,000	2,037,573
Enterprise Products	4.150%	10/16/2028	1,000,000	1,125,896
Enterprise Products	4.250%	04/01/2029	1,000,000	1,134,764
Eversource Energy	3.300%	01/15/2028	2,700,000	2,882,794
Georgia Power Co.	2.200%	09/15/2024	325,000	339,034
Georgia Power Co.	2.850%	05/15/2022	1,111,000	1,141,008
Interstate Power & Light	3.400%	08/15/2025	1,035,000	1,113,292
Interstate Power & Light	4.100%	09/26/2028	2,225,000	2,501,816
National Rural Utilites Corp.	3.400%	11/15/2023	3,000,000	3,195,545
Virginia Electric & Power Co.	2.750%	03/15/2023	935,000	969,397
Virginia Electric & Power Co.	2.950%	01/15/2022	500,000	506,699
Virginia Electric & Power Co.	3.450%	02/15/2024	565,000	606,564
Xcel Energy Inc.	3.300%	06/01/2025	3,500,000	3,753,726
12.0% - Total Utilities				$26,905,996

50.9% Total Corporate Bonds				$113,928,859

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of March 31, 2021 - Unaudited

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	270,019
0.1% - Total For Certificates of Deposit				270,019

United States Government Treasury Obligations
Treasury Note	0.125%	04/30/2022	13,500,000	13,504,746
Treasury Note	1.500%	02/15/2030	3,750,000	3,701,367
Treasury Note	1.625%	05/15/2026	7,000,000	7,226,406
Treasury Note	2.000%	11/15/2026	9,500,000	9,963,125
Treasury Note	2.125%	11/30/2023	9,500,000	9,967,207
Treasury Note	2.625%	02/15/2029	8,000,000	8,646,875
Treasury Note	2.750%	02/15/2028	9,000,000	9,810,000
Treasury Note	3.125%	11/15/2028	9,000,000	10,057,500
32.6% - Total United States Government Treasury Obligations				$72,877,226

United States Government Agency Obligations
FHLB	2.875%	09/13/2024	5,000,000	5,401,836
FHLB	3.250%	11/16/2028	1,800,000	2,024,768
3.3% - Total United States Government Agency Obligations				$7,426,604

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	2.202%	04/01/2042	83,737	87,069
FHLMC Pool G08068	5.500%	07/01/2035	124,693	146,029
FHLMC Pool G18642	3.500%	04/01/2032	1,106,368	1,191,834
FHLMC Pool J12635	4.000%	07/01/2025	164,332	175,018
FHLMC Pool SB0017	3.500%	11/01/2028	1,131,297	1,220,516
FHLMC Series 2985 Class GE	5.500%	06/15/2025	50,294	53,884
FHLMC Series 3946 Class LN	3.500%	04/15/2041	384,205	408,824
FHLMC Series 4017 Class MA	3.000%	03/15/2041	10,925	10,968
FHLMC Series 4151 Class PA	2.000%	01/15/2033	1,658,597	1,727,640
FHLMC Series 4646 Class D	3.500%	01/15/2042	438,274	441,048
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	2.122%	12/01/2041	137,757	146,036
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	1.942%	12/01/2044	238,415	248,723
FNMA Pool AA4392	4.000%	04/01/2039	150,185	166,224
FNMA Pool FM5050	2.500%	02/01/2035	4,581,092	4,787,648
FNMA Pool AN8842	3.320%	04/01/2028	2,500,000	2,722,471
FNMA Pool MA0384	5.000%	04/01/2030	142,921	159,574
FNMA Pool MA1237	3.000%	11/01/2032	1,416,530	1,483,332
FNMA Series 2011-52 Class PC	3.000%	03/25/2041	689,655	728,044
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	883,221	904,054
FNMA Series 2015-37 Class BA	3.000%	08/25/2044	1,116,326	1,190,581
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	766,564	802,693
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	485,995	522,626
8.6% - Total United States Government Agency Obligations - Mortgage Backed Securities				$19,324,836

Taxable Municipal Bonds
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	3,000,000	3,417,723
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	180,000	182,504
Pennsylvania State University	1.893%	09/01/2026	2,000,000	2,065,290
2.5% - Total Taxable Municipal Bonds				$5,665,517

Total Fixed Income Securities	98.0%			$219,493,061
(Identified Cost $215,914,113)

			Shares
Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	59,890	1,572,113
Total Preferred Stocks	0.7%			$1,572,113
(Identified Cost $1,446,031)

Cash Equivalents
First American Government Obligation Fund, Class Z**			1,292,895	1,292,895
Total Cash Equivalents	0.6%			$1,292,895
(Identified Cost $1,292,895)

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of March 31, 2021 - Unaudited

Total Portfolio Value	99.3%	$222,358,069
(Identified Cost $218,653,039)

Other Assets in Excess of Liabilities	0.7%	$1,476,517

Total Net Assets	100.0%	$223,834,586

* Variable Rate Security; the rate shown is as of March 31, 2021.

** Variable Rate Security; as of March 31, 2021, the 7 day annualized yield was 0.03%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2021 - Unaudited

Fixed Income Securities	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
American Express Co.	3.000%	10/30/2024	9,135,000	$9,805,154
AON Corp.	3.500%	06/14/2024	1,650,000	1,772,626
AON Corp.	3.750%	05/02/2029	4,390,000	4,827,389
AON Corp.	3.875%	12/15/2025	1,850,000	2,043,450
AON Corp.	4.000%	11/27/2023	1,000,000	1,076,645
Bank of America Corp.	3.248%	10/21/2027	11,340,000	12,185,446
BB&T Corp.	3.750%	12/06/2023	2,300,000	2,489,833
BB&T Corp.	3.875%	03/19/2029	5,160,000	5,726,073
Chubb INA Holdings Inc.	3.150%	03/15/2025	1,400,000	1,506,135
Chubb INA Holdings Inc.	3.350%	05/03/2026	2,000,000	2,178,534
Fifth Third Bancorp	2.375%	01/28/2025	3,913,000	4,078,560
Fifth Third Bancorp	4.300%	01/16/2024	4,500,000	4,919,835
Georgia Power	2.650%	09/15/2029	8,000,000	8,156,874
Huntington Bancshares	2.550%	02/04/2030	4,000,000	4,010,088
Huntington Bancshares	2.625%	08/06/2024	5,230,000	5,519,462
JP Morgan Chase & Co.	3.300%	04/01/2026	4,280,000	4,654,961
JP Morgan Chase & Co.	3.875%	09/10/2024	6,670,000	7,310,956
Keycorp	2.550%	10/01/2029	3,325,000	3,363,974
Keycorp	4.100%	04/30/2028	3,740,000	4,214,088
MUFG Americas Holding	3.000%	02/10/2025	1,720,000	1,825,048
Marsh & McLennan Co. Inc.	4.375%	03/15/2029	7,500,000	8,593,867
Morgan Stanley	3.700%	10/23/2024	6,500,000	7,115,296
Morgan Stanley	4.000%	07/23/2025	4,200,000	4,659,176
MUFG Americas Holdings Corp.	3.500%	06/18/2022	2,650,000	2,747,669
PNC Bank	3.450%	04/23/2029	1,500,000	1,619,874
PNC Bank	3.500%	01/23/2024	3,570,000	3,849,513
Suntrust Bank Inc.	4.000%	05/01/2025	3,300,000	3,645,980
US Bancorp	3.100%	04/27/2026	4,500,000	4,826,154
US Bancorp	3.000%	07/30/2029	6,815,000	7,146,235
Wells Fargo & Co.	4.100%	06/03/2026	7,530,000	8,367,111
Wells Fargo & Co.	4.300%	07/22/2027	2,599,000	2,936,526
25.4% - Total Finance				$147,172,532

CVS Health Corp.	4.300%	03/25/2028	8,000,000	9,082,402
Coca-Cola Corp.	3.450%	03/25/2030	6,230,000	6,858,180
Dover Corp.	2.950%	11/04/2029	4,500,000	4,722,702
Dover Corp.	3.150%	11/15/2025	1,500,000	1,603,033
Eaton Corp.	2.750%	11/02/2022	1,945,000	2,017,909
Eaton Corp.	3.103%	09/15/2027	3,721,000	4,006,823
Emerson Electric Inc.	1.950%	10/15/2030	7,160,000	6,969,169
Home Depot Inc.	2.950%	06/15/2029	4,500,000	4,767,967
Home Depot Inc.	2.500%	04/15/2027	1,515,000	1,597,379
Johnson Controls International PLC	3.625%	07/02/2024	1,225,000	1,325,809
Johnson Controls International PLC	3.750%	12/01/2021	1,000,000	1,009,999
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	1,105,181
Kroger Co.	3.500%	02/01/2026	3,300,000	3,598,530
Kroger Co.	4.000%	02/01/2024	150,000	162,989
McDonald's Corp.	3.600%	07/01/2030	4,955,000	5,400,983
McDonald's Corp.	2.125%	03/01/2030	3,545,000	3,458,724
Nike Inc.	3.250%	03/27/2040	3,850,000	4,032,477
Starbucks Corp.	2.250%	03/12/2030	9,000,000	8,846,084
Starbucks Corp.	3.550%	08/15/2029	1,000,000	1,092,535
Union Pacific Corp.	3.500%	06/08/2023	3,800,000	4,035,547
Union Pacific Corp.	3.950%	09/10/2028	2,801,000	3,136,499
Verizon Communication Inc.	4.016%	12/03/2029	8,821,000	9,855,056
Verizon Communication Inc.	4.329%	09/21/2028	1,675,000	1,916,964
Walt Disney Corp.	3.800%	03/22/2030	10,455,000	11,618,376
17.6% - Total Industrial				$102,221,317.0

Berkshire Hathaway Energy Co.	3.250%	04/15/2028	577,000	621,741
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	6,166,000	6,615,170

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2021 - Unaudited

Duke Energy Corp.	2.450%	06/01/2030	3,000,000	2,958,135
Duke Energy Corp.	2.650%	09/01/2026	6,350,000	6,641,120
Enterprise Products	3.350%	03/15/2023	1,640,000	1,719,139
Enterprise Products	4.150%	10/16/2028	6,500,000	7,318,326
Eversource Energy	3.300%	01/15/2028	2,500,000	2,669,253
Eversource Energy	4.250%	04/01/2029	6,924,000	7,857,105
Interstate Power & Light	2.300%	06/01/2030	1,490,000	1,468,594
Interstate Power & Light	3.400%	08/15/2025	1,525,000	1,640,358
Interstate Power & Light	4.100%	09/26/2028	7,605,000	8,551,152
National Rural Utilities Corp.	2.950%	02/07/2024	1,000,000	1,058,707
National Rural Utilities Corp.	3.050%	02/15/2022	100,000	101,675
National Rural Utilities Corp.	3.700%	03/15/2029	3,900,000	4,267,317
Virginia Electric & Power Co.	2.950%	11/15/2026	3,000,000	3,214,354
Virginia Electric & Power Co.	3.100%	05/15/2025	2,732,000	2,913,573
Virginia Electric & Power Co.	3.500%	03/15/2027	2,932,000	3,212,571
Xcel Energy Inc.	3.400%	06/01/2030	1,500,000	1,611,114
Xcel Energy Inc.	4.000%	06/15/2028	7,500,000	8,324,054
12.6% - Total Utilities				$72,763,458

55.6% Total Corporate Bonds				$322,157,307

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	270,019
0.0% - Total For Certificates of Deposit				270,019

United States Government Treasury Obligations
Treasury Bond	2.000%	02/15/2050	11,000,000	10,028,906
Treasury Bond	2.250%	08/15/2046	16,000,000	15,484,375
Treasury Bond	2.750%	08/15/2047	24,800,000	26,428,469
Treasury Note	2.000%	02/15/2025	10,000,000	10,528,125
Treasury Note	2.000%	11/15/2026	6,000,000	6,292,500
Treasury Note	0.125%	04/30/2022	15,875,000	15,880,581
Treasury Note	2.500%	05/15/2046	11,800,000	11,995,898
Treasury Note	2.125%	11/30/2023	15,000,000	15,737,695
Treasury Note	2.750%	02/15/2028	15,000,000	16,350,000
22.2% - Total United States Government Treasury Obligations				$128,726,549

United States Government Agency Obligations
FHLB	3.250%	11/16/2028	4,250,000	4,780,703
0.8% - Total United States Government Agency Obligations				4,780,703

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	2.202%	04/01/2042	83,737	87,069
FHLMC Pool G01880	5.000%	08/01/2035	57,341	66,731
FHLMC Pool G06616	4.500%	12/01/2035	109,728	122,014
FHLMC Pool G08068	5.500%	07/01/2035	281,916	330,153
FHLMC Pool G09921	4.000%	07/01/2024	92,039	97,981
FHLMC Pool G15897	2.500%	09/01/2031	8,750,568	9,181,641
FHLMC Pool G18642	3.500%	04/01/2032	1,659,552	1,787,751
FHLMC Pool G18667	3.500%	11/01/2032	1,208,356	1,301,893
FHLMC Pool G31087	4.000%	07/01/2038	1,394,732	1,510,852
FHLMC Pool SB0017	3.500%	11/01/2028	3,092,524	3,336,411
FHLMC Pool V61479	2.500%	01/01/2032	4,581,826	4,806,635
FHLMC Pool ZK6713	3.000%	06/01/2029	5,262,858	5,599,370
FHLMC Pool ZT1964	3.500%	06/01/2032	6,533,608	7,053,639
FHLMC Series 2985 Class GE	5.500%	06/15/2025	44,007	47,149
FHLMC Series 3946 Class LN	3.500%	04/15/2041	384,205	408,823
FHLMC Series 4017 Class MA	3.000%	03/15/2041	21,850	21,936
FHLMC Series 4087 Class PT	3.000%	07/15/2042	611,844	647,676
FHLMC Series 4151 Class PA	2.000%	01/15/2033	2,903,713	3,024,586
FHLMC Series 4161 Class QA	3.000%	02/15/2043	150,287	160,294
FHLMC Series 4582 Class PA	3.000%	11/15/2045	916,368	968,218
FHLMC Series 4689 Class DA	3.000%	07/15/2044	973,979	1,004,356
FHLMC Series 4709 Class EA	3.000%	01/15/2046	1,209,923	1,261,485
FHLMC Series 4808 Class PK	3.500%	10/15/2045	454,585	466,524
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	2.122%	12/01/2041	137,757	146,036

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2021 - Unaudited

FNMA Pool 1107	3.500%	07/01/2032	535,686	572,873
FNMA Pool 889050	6.000%	05/01/2037	198,123	228,996
FNMA Pool 995112	5.500%	07/01/2036	109,946	128,702
FNMA Pool AA4392	4.000%	04/01/2039	150,185	166,224
FNMA Pool AL6923	3.000%	05/01/2030	3,756,549	3,993,969
FNMA Pool AL7077	4.000%	07/01/2035	3,202,589	3,539,571
FNMA Pool AL9309	3.500%	10/01/2031	545,077	587,752
FNMA Pool AN8842	3.320%	04/01/2028	3,000,000	3,266,965
FNMA Pool AN9848	3.740%	07/01/2028	2,500,000	2,749,382
FNMA Pool BL0189	3.830%	10/01/2028	2,000,000	2,212,183
FNMA Pool BL0359	3.700%	11/01/2028	4,810,334	5,437,822
FNMA Pool FM5050	2.500%	02/01/2035	2,437,141	2,547,029
FNMA Pool BL2935	3.150%	06/01/2029	3,000,000	3,278,239
FNMA Pool FM3388	4.000%	03/01/2034	2,550,861	2,720,764
FNMA Pool FM5394	3.000%	03/01/2034	10,056,669	10,616,080
FNMA Pool MA0384	5.000%	04/01/2030	114,337	127,659
FNMA Pool MA2773	3.000%	10/01/2036	2,315,218	2,434,047
FNMA Pool MA3337	4.000%	04/01/2038	1,010,922	1,091,811
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	54,776	56,794
FNMA Series 2005-64 Class PL	5.500%	07/25/2035	52,576	59,448
FNMA Series 2011-53 Class DT	4.500%	06/25/2041	169,547	190,034
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	1,105,880	1,131,965
FNMA Series 2013-21 Class VA	3.000%	07/25/2028	564,133	572,036
FNMA Series 2013-83 Class MH	4.000%	08/25/2043	237,419	256,082
FNMA Series 2014-20 Class AC	3.000%	08/25/2036	336,496	350,498
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	189,529	202,165
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	813,089	839,925
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	1,941,962	2,033,489
FNMA Series 2016-79 Class L	2.500%	10/25/2044	1,288,985	1,340,134
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	411,226	442,222
FNMA Series 2017-30 Class G	3.000%	07/25/2040	889,891	901,319
FNMA Series 2018-67 Class BA	4.500%	03/25/2046	1,050,847	1,112,198
FNMA Series 2019-60 Class DA	2.500%	03/25/2049	3,183,768	3,332,813
FNMA Series 2020-95 Class GA	1.000%	01/25/2051	9,000,962	9,038,272
19.3% - Total United States Government Agency Obligations - Mortgage Backed Securities				$110,998,685

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	750,000	785,608
Kansas Development Finance Authority Revenue	3.741%	04/15/2025	3,705,000	4,086,275
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	125,000	142,405
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	180,000	182,504
Kentucky Property and Buildings Commission Revenue	5.373%	11/01/2025	590,000	660,603
Ohio Higher Education Facilities - Cleveland Clinic Health Systems	3.849%	01/01/2022	945,000	969,262
Ohio University General Receipts	1.766%	12/01/2026	2,000,000	2,013,327
1.5% - Total Taxable Municipal Bonds				$8,839,984

Total Fixed Income Securities	99.4%			$575,773,247
(Identified Cost $576,491,649)

			Shares
Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	83,000	2,178,750
Total Preferred Stocks	0.4%			$2,178,750
(Identified Cost $2,034,817)

Cash Equivalents
First American Government Obligation Fund, Class Z**			2,437,106	2,437,106
Total Cash Equivalents	0.4%			$2,437,106
(Identified Cost $2,437,106)

Total Portfolio Value	100.2%			$580,389,103
(Identified Cost $580,963,572)

Liabilities in Excess of Other Assets	-0.2%			$(1,083,169)

Total Net Assets	100%			$579,305,934

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2021 - Unaudited

* Variable Rate Security; the rate shown is as of March 31, 2021.
** Variable Rate Security; as of March 31, 2021, the 7 day annualized yield was 0.03%.

ARM - Adjustable Rate Mortgage
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2021 - Unaudited

Fixed Income Securities	Rate	Maturity	Face Value	Fair Value
Corporate Bonds
ACE INA Holdings	3.350%	05/15/2024	1,664,000	1,790,378
American Express Credit	2.250%	05/05/2021	2,000,000	2,000,000
American Express Credit	2.500%	08/01/2022	1,000,000	1,026,871
American Express Credit	2.500%	07/30/2024	2,607,000	2,751,977
AON Corp.	3.500%	06/14/2024	660,000	709,050
AON Corp.	3.875%	12/15/2025	3,274,000	3,616,355
Bank of America	3.875%	08/01/2025	4,684,000	5,171,480
Branch Banking Trust	3.625%	09/16/2025	3,000,000	3,273,149
BB&T Corp.	3.750%	12/06/2023	1,325,000	1,434,360
Fifth Third Bancorp	3.500%	03/15/2022	865,000	888,538
Fifth Third Bancorp	4.300%	01/16/2024	2,544,000	2,781,347
Goldman Sachs	5.250%	07/27/2021	2,700,000	2,741,624
Goldman Sachs	5.750%	01/24/2022	1,330,000	1,387,906
Huntington Bancshares	2.300%	01/14/2022	970,000	983,734
Huntington Bancshares	2.625%	08/06/2024	1,550,000	1,635,787
JP Morgan Chase & Co.	3.875%	09/10/2024	3,794,000	4,158,586
Key Bank Corp.	2.500%	11/22/2021	1,723,000	1,747,422
Morgan Stanley	3.700%	10/23/2024	850,000	930,462
Morgan Stanley	5.500%	07/28/2021	3,695,000	3,755,723
National Retail Properties	4.000%	11/15/2025	900,000	988,012
PNC Bank	2.950%	01/30/2023	750,000	781,777
US Bancorp	2.400%	07/30/2024	4,100,000	4,320,482
US Bancorp	3.600%	09/11/2024	560,000	611,248
MUFG Americas Holding Corp.	3.000%	02/10/2025	5,140,000	5,453,924
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	3,430,000	3,693,995
Wells Fargo & Co.	3.450%	02/13/2023	3,815,000	4,018,244
22.4% - Total Finance				$62,652,431

Burlington Northern Santa Fe	3.050%	03/15/2022	1,700,000	1,733,060
Chevron Corp. (3 month LIBOR + 0.530)*	0.781%	03/03/2022	2,100,000	2,108,275
CVS Health Corp.	3.700%	03/09/2023	1,335,000	1,416,742
CVS Health Corp.	3.875%	07/20/2025	2,280,000	2,519,323
Dover Corp.	3.150%	11/15/2025	3,375,000	3,606,824
Eaton Corp.	2.750%	11/02/2022	4,000,000	4,149,942
Johnson Controls International PLC	3.625%	07/02/2024	3,067,000	3,319,392
Kroger Co.	3.400%	04/15/2022	1,000,000	1,023,695
Kroger Co.	4.000%	02/01/2024	2,000,000	2,173,186
McDonald's Corp.	2.625%	01/15/2022	2,300,000	2,341,449
Norfolk Southern Corp.	3.250%	12/01/2021	1,000,000	1,011,892
Norfolk Southern Corp.	3.650%	08/01/2025	3,300,000	3,609,466
Oracle Corp.	1.900%	09/15/2021	4,793,000	4,821,087
Progressive Corp.	3.750%	08/23/2021	5,355,000	5,426,947
Shell International	1.750%	09/12/2021	4,050,000	4,078,545
Union Pacific Corp.	3.150%	03/01/2024	2,800,000	2,998,736
Verizon Communication Inc.	3.376%	02/15/2025	3,670,000	3,978,840
Walt Disney Corp.	1.750%	08/30/2024	1,370,000	1,414,662
Walt Disney Corp.	1.750%	01/13/2026	3,179,000	3,250,100
19.7% - Total Industrials				$54,982,163

Berkshire Hathaway Energy Company	3.750%	11/15/2023	1,700,000	1,823,839
Duke Energy Corp.	3.750%	04/15/2024	3,220,000	3,472,441
Duke Energy Corp.	3.800%	09/01/2023	890,000	950,626
Enterprise Products	3.350%	03/15/2023	2,447,000	2,565,081
Eversource Energy	2.750%	03/15/2022	3,200,000	3,264,441
Eversource Energy	2.800%	05/01/2023	850,000	884,665

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2021 - Unaudited

Georgia Power Co.	2.100%	07/30/2023	1,000,000	1,032,141
Georgia Power Co.	2.850%	05/15/2022	2,600,000	2,670,226
Interstate Power & Light	3.250%	12/01/2024	3,345,000	3,609,134
Interstate Power & Light	3.400%	08/15/2025	500,000	537,822
Virginia Electric & Power Co.	2.750%	03/15/2023	2,610,000	2,706,016
Virginia Electric & Power Co.	2.950%	01/15/2022	500,000	506,699
Xcel Energy Inc.	3.300%	06/01/2025	3,865,000	4,145,186
10.1% - Total Utilities				$28,168,317

52.2% Total Corporate Bonds				$145,802,911

United States Government Treasury Obligations
Treasury Note (a)	0.125%	04/30/2022	9,250,000	9,253,252
Treasury Note	0.129%	01/31/2023	5,300,000	5,301,901
Treasury Note	0.250%	10/31/2025	4,175,000	4,063,449
Treasury Note	0.375%	01/31/2026	2,780,000	2,709,631
Treasury Note (a)	1.375%	05/31/2021	4,800,000	4,810,322
Treasury Note (Tbill 13week auction high + 0.055%)* (a)	0.150%	10/31/2022	2,000,000	2,001,060
Treasury Note	1.500%	01/15/2023	7,900,000	8,089,477
Treasury Note	2.000%	08/15/2025	5,045,000	5,313,607
15.0% - Total United States Government Treasury Obligations				41,542,699

United States Government Agency Obligations
FHLMC	0.375%	09/23/2025	5,945,000	5,832,659
FHLMC	0.430%	06/09/2023	3,770,000	3,771,197
FHLMC	0.450%	05/26/2023	1,800,000	1,800,786
FHLMC	0.450%	07/22/2024	4,000,000	3,999,101
FHLMC	0.500%	06/03/2024	1,140,000	1,140,974
FNMA	0.375%	08/25/2025	9,195,000	9,025,657
FNMA	0.500%	06/17/2025	9,210,000	9,118,102
12.4% - Total United States Government Agency Obligations				34,688,476

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Pool G16330	3.500%	08/01/2032	1,564,568	1,687,080
FHLMC Pool G18642	3.500%	04/01/2032	1,548,916	1,668,568
FHLMC Pool J12635	4.000%	07/01/2025	51,647	55,006
FHLMC Pool J32364	2.500%	11/01/2028	1,660,369	1,734,453
FHLMC Pool ZS7207	3.500%	07/01/2030	1,447,711	1,560,405
FHLMC Pool ZT1964	3.500%	06/01/2032	3,141,158	3,391,173
FHLMC Series 4009 Class PA	2.000%	06/15/2041	541,109	556,884
FHLMC Series 4198 Class BE	2.000%	10/15/2040	1,900,758	1,927,739
FHLMC Series 4271 Class CE	2.000%	08/15/2036	615,999	625,916
FHLMC Series 4287 Class AB	2.000%	12/15/2026	435,937	453,379
FHLMC Series 4440 Class VC	2.500%	08/15/2026	1,258,222	1,278,082
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.302%	12/01/2041	137,757	146,036
FNMA Pool 1106	3.000%	07/01/2032	3,401,288	3,542,816
FNMA Pool 833200	5.500%	09/01/2035	414,405	485,099
FNMA Pool AL9230	3.500%	12/01/2029	1,479,676	1,611,972
FNMA Pool AL7077	4.000%	07/01/2035	1,610,393	1,779,841
FNMA Pool AT2060	2.500%	04/01/2028	1,739,670	1,821,209
FNMA Pool FM1536	2.500%	11/01/2030	762,199	795,115
FNMA Pool FM2287	4.500%	03/01/2034	1,498,365	1,630,694
FNMA Pool FM2989	3.000%	09/01/2034	1,744,984	1,845,663
FNMA Pool MA2710	2.500%	08/01/2026	922,947	960,235
FNMA Series 2013-3 Class DK	1.750%	02/25/2033	833,526	862,366
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	252,441	257,717
FNMA Series 2017-30 Class G	3.000%	07/25/2040	508,509	515,039
FNMA Series 2020-44 Class TE	2.000%	12/25/2035	3,866,621	4,023,739
FNMA Series 2020-95 Class GA	1.000%	01/25/2051	3,113,846	3,126,754
GNMA Pool 726475	4.000%	11/15/2024	59,871	63,645

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2021 - Unaudited

GNMA Pool 728920	4.000%	12/15/2024	90,149	95,835
13.8% - Total United States Government Agency Obligations - Mortgage Backed Securities				$38,502,460

Taxable Municipal Bonds
Allegheny County Pennsylvania GO	0.694%	11/01/2023	2,200,000	2,216,021
Franklin County Ohio Convention Facilities	1.155%	12/01/2024	550,000	558,802
Kansas Development Finance Authority Revenue	3.227%	04/15/2022	1,700,000	1,749,968
Kent State University Revenue	1.875%	05/01/2023	1,000,000	1,031,447
Kentucky Asset Liability Commission Revenue	2.668%	04/01/2021	820,000	820,000
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	355,000	359,939
Lucas County Ohio Taxable Limited Tax GO	1.250%	07/08/2021	1,000,000	1,002,588
Pittsburgh Pennsylvania GO 2020B	0.507%	09/01/2022	500,000	501,277
University of Cincinnati General Receipts	1.878%	06/01/2023	1,200,000	1,235,573
3.4% Total Taxable Municipal Bonds				$9,475,615

Total Fixed Income Securities	96.8%			$270,012,161
(Identified Cost $268,878,527)

		Shares
Cash & Cash Equivalents
First American Government Obligation Fund, Class Z**		10,534,861	10,534,861
Total Cash Equivalents	3.8%		$10,534,861
(Identified Cost $10,534,861)

Total Portfolio Value	100.6%		$280,547,022
(Identified Cost $279,413,388)

Liabilities in Excess of Other Assets	-0.3%		$(825,185)

Total Net Assets:	100.3%		$279,721,837

Futures Contracts	Long Contracts	Notional Value at Purchase	Notional Value 12/31/2020	Unrealized Appreciation (Depreciation)
E-mini Standard & Poor's 500 (50 units per contract) expiring June 2021	1,398	274,594,555	277,321,260	2,726,705
		$274,594,555	$277,321,260	$2,726,705

* Variable Rate Security; the rate shown is as of March 31, 2021.
** Variable Rate Security; as of March 31, 2021, the 7 day annualized yield was 0.03%.
(a) All or a portion of this security is held as collateral for futures contracts.

ARM - Adjustable Rate Mortgage
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2021:

Equity Income Fund	Level 1	Level 2		Level 3		Total
Common Stocks*	$486,363,911	$	---	$	---	$486,363,911
Cash Equivalents	13,276,886		---		---	13,276,886
Total	$499,640,797		$--		$--	$499,640,797

Opportunity Fund	Level 1		Level 2		Level 3	Total
Common Stocks*	$103,272,854	$	---	$	---	$103,272,854
Cash Equivalents	1,584,586		---		---	1,584,586
Total	$104,857,440	$	---	$	---	$104,857,440

International Fund	Level 1	Level 2		Level 3		Total
Common Stocks*	$21,768,190	$	---	$	---	$21,768,190
Cash Equivalents	440,356		---		---	440,356
Total	$22,265,834	$	---	$	---	$22,265,834

Fixed Income Fund		Level 1	Level 2		Level 3	Total
Corporate Bonds*	$	---	$536,935,511	$	---	$536,935,511
Certificates of Deposit		---	270,019		---	270,019
U.S. Government Treasury Obligations		---	178,025,801		---	178,025,801
U.S. Government Agency Obligations		---	28,193,216		---	28,193,216
U.S. Government Agency Obligations - Mortgage Backed		---	170,763,651		---	170,763,651
Taxable Municipal Bonds		---	27,208,405		---	27,208,405
Preferred Stocks		6,956,145	---		---	6,956,145
Cash Equivalents		10,851,656	---		---	10,851,656
Total		$17,807,801	$941,396,603		$0	$959,204,404

Municipal Income Fund	Level 1		Level 2	Level 3		Total
Municipal Bonds*	$	---	$259,803,841	$	---	$259,803,841
Cash Equivalents		2,465,823	---		---	2,465,823
Total		$2,465,823	$259,803,841		$0	$262,269,664

Short Duration Bond Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$181,007,166	$	---	$181,007,166
Certificates of Deposit		---	270,019		---	270,019
U.S. Treasury Obligations		---	32,113,087		---	32,113,087
U.S. Agency Obligations		---	41,589,203		---	41,589,203
U.S. Agency Obligations – Mortgage-Backed		---	49,641,869		---	49,641,869
Taxable Municipal Bonds		---	16,853,065		---	16,853,065
Cash Equivalents		7,377,392	---		---	7,377,392
Total		$7,377,392	$321,474,409		$0	$328,851,801

Intermediate Bond Fund		Level 1	Level 2		Level 3	Totals
Corporate Bonds*	$	---	$113,928,859		---	$113,928,859
Certificates of Deposit		---	270,019		---	270,019
U.S. Treasury Obligations		---	72,877,226		---	72,877,226
U.S. Agency Obligations		---	7,426,604		---	7,426,604
U.S. Agency Obligations – Mortgage-Backed		---	19,324,836		---	19,324,836
Taxable Municipal Bonds		---	5,665,517		---	5,665,517
Preferred Stocks		1,572,113	---		---	1,572,113
Cash Equivalents		1,292,895	---		---	1,292,895
Total		$2,865,008	$219,493,061		$0	$222,358,069

Core Bond Fund		Level 1	Level 2		Level 3	Totals
Corporate Bonds*	$	---	$322,157,307	$	---	$322,157,307
Certificates of Deposit		---	270,019		---	270,019
U.S. Treasury Obligations		---	128,726,549		---	128,726,549
U.S. Agency Obligations		---	4,780,703		---	4,780,703
U.S. Agency Obligations – Mortgage-Backed		---	110,998,685		---	110,998,685
Taxable Municipal Bonds		---	8,839,984		---	8,839,984
Preferred Stocks		2,178,750	---		---	2,178,750
Cash Equivalents		2,437,106	---		---	2,437,106
Total		$4,615,856	$575,773,247		$0	$580,389,103

Enhanced Return Fund		Level 1	Level 2		Level 3	Totals
Corporate Bonds*	$	---	$145,802,911	$	---	$145,802,911
U.S. Treasury Obligations		---	41,542,699		---	41,542,699

U.S. Agency Obligations	---	34,688,476	---	28,960,618
U.S. Agency Obligations – Mortgage-Backed	---	38,502,460	---	40,292,320
Taxable Municipal Bonds	---	9,475,615	---	9,975,914
Cash Equivalents	10,534,861	---	---	10,534,861
Sub-Total	10,534,861	$270,012,161	$0	$280,547,022
Other Financial Instruments**	2,726,705	---	---	2,726,705
Total	$13,261,566	$270,012,161	$0	$283,273,727

* See Schedule of Investments for industry classification.

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 securities is included for this reporting period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the 3 months ended March 31, 2021 was $270,492,159. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin receivable from the Broker on futures contracts as of March 31, 2021 was $1,377,030.

Tax Cost of Securities

As of March 31, 2021, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation
Johnson Equity Income Fund	$344,315,888	$159,234,029	$(3,909,120)	$155,324,909
Johnson Opportunity Fund	75,861,716	30,056,180	(1,060,456)	28,995,724
Johnson International Fund	15,510,230	7,834,088	(1,078,484)	6,755,604
Johnson Fixed Income Fund	934,087,539	40,235,745	(11,982,410)	28,253,335
Johnson Municipal Income Fund	258,893,274	10,895,457	(607,319)	10,288,138
Johnson Institutional Short Duration Bond Fund	329,055,542	3,086,972	(1,362,915)	1,724,057
Johnson Institutional Intermediate Bond Fund	219,717,659	6,097,316	(2,392,286)	3,705,030
Johnson Institutional Core Bond Fund	583,615,805	13,447,974	(14,022,443)	(574,469)
Johnson Enhanced Return Fund	555,597,817	5,147,568	(1,287,230)	3,860,338